Registration No. 333-138965

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|X| Pre-Effective Amendment No.1 Post-Effective Amendment No.

(Check appropriate box or boxes)

DREYFUS MUNICIPAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

          An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

DREYFUS MUNICIPAL FUNDS, INC.
Form N-14
Cross Reference Sheet
Pursuant to Rule 481(a) Under the Securities Act of 1933

FORM N-14 ITEM NO.	PROSPECTUS/PROXY STATEMENT CAPTION

Part A

Item 1.	Beginning of Registration Statement and Outside Front Cover Page of Prospectus	Cover Page

Item 2.	Beginning and Outside Back Cover Page of Prospectus	Cover Page

Item 3.	Synopsis Information and Risk Factors	Summary

Item 4.	Information About the Reorganization	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization

Item 5.	Information About the Registrant	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Additional Information About the Acquiring Fund and the Fund

Item 6.	Information About the Fund Being Acquired	Letter to Shareholders; Questions and Answers; Summary; Reasons for the Reorganization; Information About the Reorganization; Additional Information About the Acquiring Fund and the Fund

Item 7.	Voting Information	Letter to Shareholders; Questions and Answers; Cover Page; Voting Information

Item 8.	Interest of Certain Persons and Experts	Not Applicable

Item 9.	Additional Information Required for Reoffering by Persons Deemed to be Underwriters	Not Applicable

PART B	STATEMENT OF ADDITIONAL INFORMATION CAPTION

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Not Applicable

Item 12.	Additional Information About the Registrant	Statement of Additional Information of Registrant, dated January 1, 2006(1)

Item 13.	Additional Information About the Fund Being Acquired	Statement of Additional Information of Dreyfus Municipal Funds, Inc., dated January 1, 2006(2); Statement of Additional Information of Dreyfus Premier State Municipal Bond Fund, dated September 1, 2006(3)

Item 14.	Financial Statements	Annual Report of Dreyfus Premier Select Intermeidate Municipal Bond Fund, a series of Dreyfus Municipal Funds, Inc., dated Augusut 31, 2006(4); Annual Report of Texas Series, a series of Dreyfus Premier State Municipal Bond Fund, dated April 30, 2006(5); Annual Report of Dreyfus Premier Select Municipal Bond Fund, a series of Dreyfus Municipal Funds, Inc., dated August 31, 2006(6);

PART C

Item 15.	Indemnification

Item 16.	Exhibits

Item 17.	Undertakings

____________________

(1)	Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A, filed December 21, 2005 (File No. 33-42162).

(2)	Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A, filed December 21, 2005 (File No. 33-42162).

(3)	Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of Dreyfus Premier State Municipal Bond Fund, filed August 28, 2006 (File No. 33-10238).

(4)	Incorporated herein by reference to Dreyfus Premier Select Intermediate Municipal Bond Fund's Annual Report, filed October 27, 2006 (File No. 811-6377).

(5)	Incorporated herein by reference to Texas Series' Annual Report, filed June 30, 2006 (File No. 811-4906).

(6)	Incorporated herein by reference Dreyfus Premier Select Municipal Bond Fund's Annual Report, filed October 27, 2006 (File No. 811-6377).

DREYFUS PREMIER SELECT INTERMEDIATE MUNICIPAL BOND FUND

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Dear Shareholder:

          As a shareholder of Dreyfus Premier Select Intermediate Municipal Bond Fund (the 'Fund'), you are being asked to vote on a Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Premier Select Municipal Bond Fund (the 'Acquiring Fund'), in exchange for Class A, Class B, Class C and Class Z shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Acquiring Fund, like the Fund, normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The Acquiring Fund has more assets and a better performance record than the Fund. In addition, the Acquiring Fund and the Fund have the same total expense ratio. The Fund and the Acquiring Fund are series of Dreyfus Municipal Funds, Inc. (the 'Company'). The Dreyfus Corporation ('Dreyfus') is the investment adviser to the Acquiring Fund and the Fund.

          If the Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund, which has the same investment objective and substantially similar investment management policies as the Fund.

          Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies. As a result of the review, management recommended that the Fund be consolidated with the Acquiring Fund. Management believes that the reorganization should enable Fund shareholders to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          After careful review, the Company's Board of Directors has unanimously approved the proposed reorganization. The Directors believe that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund with a better performance record and the same total expense ratio. The Board of Directors recommends that you read the enclosed materials carefully and then vote FOR the proposal.

          Your vote is extremely important, no matter how large or small your Fund holdings.

           To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

          Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-554-4611 (holders of Class Z shares should call 1-800-645-6561).

Sincerely, J. David Officer President

December __, 2006

TRANSFER OF THE ASSETS OF
DREYFUS PREMIER SELECT INTERMEDIATE MUNICIPAL BOND FUND
TO AND IN EXCHANGE FOR SHARES OF
DREYFUS PREMIER SELECT MUNICIPAL BOND FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS PREMIER SELECT INTERMEDIATE MUNICIPAL BOND FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of Dreyfus Premier Select Municipal Bond Fund (the 'Acquiring Fund'), another series of Dreyfus Municipal Funds, Inc. (the 'Company'), an open-end investment company managed by The Dreyfus Corporation ('Dreyfus'), on or about March 20, 2007 (the 'Closing Date'), and will no longer be a shareholder of Dreyfus Premier Select Intermediate Municipal Bond Fund (the 'Fund'). You will receive Class A, Class B, Class C or Class Z shares of the Acquiring Fund corresponding to your Class A, Class B, Class C or Class Z shares of the Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations and be terminated as a series of the Company.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Company's Board believes that the reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund that also is managed by Dreyfus. By combining the Fund with the Acquiring Fund, which has more assets than the Fund, Fund shareholders should benefit from more efficient portfolio management. In addition, the Acquiring Fund has a better performance record than the Fund and the same total expense ratio (after fee waivers and/or expense reimbursements) as the Fund. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund and the Fund have the same investment objective and substantially similar investment management policies. Both funds seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue its goal, each fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. Each fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The remaining 35% of each fund's assets may be invested in municipal bonds with a credit quality lower than A, including municipal bonds of below investment grade credit quality ('high yield' or 'junk' bonds). The dollar-weighted average maturity of the Acquiring Fund's portfolio normally exceeds ten years, but the Acquiring Fund may invest without regard to maturity. The Fund is required to generally maintain a dollar-weighted average portfolio maturity between three and ten years. As of August 28, 2006, the dollar-weighted average maturity of the Acquiring Fund's portfolio and the Fund's portfolio was 14.99 years and 9.66 years, respectively. The average duration of the Acquiring Fund's portfolio and the Fund's portfolio as of such date, however, was 5.21 years and 5.43 years, respectively. The portfolio managers of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different, notwithstanding the differences in the average maturity of the Acquiring Fund's and the Fund's respective portfolios. Dreyfus is the investment adviser to the Acquiring Fund and the Fund and provides day-to-day management of each fund's investments. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, distributes each fund's shares. For additional information regarding the Fund and the Acquiring Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization, which distribution would be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. If you hold Class A or Class Z shares, you also will have the ability to continue to write redemption checks against your account through the Checkwriting privilege. You also may continue to purchase and sell shares of the Acquiring Fund online through www.dreyfus.com.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

No. Under its agreement with Dreyfus, the Fund and the Acquiring Fund each pay Dreyfus a management fee at the annual rate of 0.60% of the value of the respective fund's average daily net assets. Dreyfus has contractually agreed, as to each of the Fund and the Acquiring Fund, until it gives shareholders at least 90 days' notice, to waive receipt of its fees and/or assume the expenses of the Fund or the Acquiring Fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees for Class A, B and C, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%. Dreyfus has agreed to continue this undertaking until at least August 31, 2008.

WILL I BE CHARGED A SALES CHARGE, REDEMPTION FEE OR CONTINGENT DEFERRED SALES CHARGE ('CDSC') AT THE TIME OF THE REORGANIZATION?

No. No sales charge, redemption fee or CDSC will be imposed at the time of the reorganization. Any subsequent investment in the Acquiring Fund will be subject to any applicable sales charges and any redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquiring Fund received in the reorganization will be subject to the same CDSC as redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Fund (calculated from the date of original purchase of Fund shares).

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Dreyfus, and not the Fund or the Acquiring Fund, will pay the expenses directly related to the proposed reorganization.

HOW DOES THE BOARD OF DIRECTORS OF THE COMPANY RECOMMEND I VOTE?

The Company's Board of Directors has determined that reorganizing the Fund into the Acquiring Fund, which is managed by Dreyfus and has the same investment objective and substantially similar investment management policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue the same investment goals in a larger fund with the same total expense ratio and a better performance record. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management.

The Company's Board of Directors believes that the reorganization is in the best interests of the Fund and its shareholders. Therefore, the Directors recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card;
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS PREMIER SELECT INTERMEDIATE MUNICIPAL BOND FUND

_________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

_________________

To the Shareholders:

          A Special Meeting of Shareholders of Dreyfus Premier Select Intermediate Municipal Bond Fund (the 'Fund'), a series of Dreyfus Municipal Funds, Inc. (the 'Company'), will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, on Thursday, March 1, 2007, at 10:00 a.m., for the following purposes:

1.

To approve a Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Select Municipal Bond Fund (the 'Acquiring Fund'), another series of the Company, in exchange for Class A, Class B, Class C and Class Z shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the 'Reorganization'). Class A, Class B, Class C and Class Z shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class A, Class B, Class C and Class Z shareholders, respectively, in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Company; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

          Shareholders of record at the close of business on December 15, 2006 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Directors Michael A. Rosenberg Secretary

New York, New York
December __, 2006

WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

DREYFUS PREMIER SELECT INTERMEDIATE MUNICIPAL BOND FUND
(A Series of Dreyfus Municipal Funds, Inc.)

To and in Exchange for Class A, B, C and Z Shares of

DREYFUS PREMIER SELECT MUNICIPAL BOND FUND
(A Series of Dreyfus Municipal Funds, Inc.)

_________________

PROSPECTUS/PROXY STATEMENT
December __, 2006

_________________

Special Meeting of Shareholders
To Be Held on Thursday, March 1, 2007

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of Dreyfus Municipal Funds, Inc. (the 'Company'), on behalf of Dreyfus Premier Select Intermediate Municipal Bond Fund (the 'Fund'), to be used at the Special Meeting of Shareholders (the 'Meeting') of the Fund to be held on Thursday, March 1, 2007, at 10:00 a.m., at the offices of The Dreyfus Corporation ('Dreyfus'), 200 Park Avenue, 7th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on December 15, 2006 are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund transfer all of its assets to Dreyfus Premier Select Municipal Bond Fund (the 'Acquiring Fund'), another series of the Company, in exchange for the Acquiring Fund's Class A, Class B, Class C and Class Z shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the 'Reorganization'). Upon consummation of the Reorganization, the Acquiring Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class A, Class B, Class C or Class Z shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Class A, Class B, Class C or Class Z Fund shares, respectively, as of the date of the Reorganization.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

          A Statement of Additional Information ('SAI') dated December __, 2006, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the 'Commission') and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-554-4611 (holders of Class Z shares should call 1-800-645-6561), or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Fund and the Acquiring Fund are series of the Company, an open-end management investment company, and are advised by Dreyfus. The funds have the same investment objective and substantially similar investment management policies. The Fund and the Acquiring Fund each normally invest substantially all of their respective assets in municipal bonds that provide income exempt from federal income tax. A comparison of the Fund and the Acquiring Fund is set forth in this Prospectus/Proxy Statement.

          The Acquiring Fund's and the Fund's Prospectus dated January 1, 2007 and Annual Report for the fiscal year ended August 31, 2006 (including the audited financial statements for the fiscal year) accompany this Prospectus/Proxy Statement. The Acquiring Fund's Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference.

          Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Class A, Class B, Class C and Class Z shareholders will vote together on the proposal. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

          As of October 31, 2006, the following numbers of Fund shares were issued and outstanding:

     --------------          --------------         --------------           --------------
     Class A Shares          Class B Shares         Class C Shares           Class Z Shares
      Outstanding             Outstanding             Outstanding             Outstanding
     --------------          --------------         --------------           --------------

        2,182,050               138,833                 370,716                7,397,231

          Proxy materials will be mailed to shareholders of record on or about December 29, 2006.

TABLE OF CONTENTS

Summary

Reasons for the Reorganization

Information about the Reorganization

Additional Information about the Acquiring Fund and the Fund

Voting Information

Financial Statements and Experts

Other Matters

Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees

Exhibit A: Agreement and Plan of Reorganization	A-1

APPROVAL OF A PLAN OF REORGANIZATION PROVIDING FOR THE TRANSFER
OF ALL OF THE ASSETS OF THE FUND TO THE ACQUIRING FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectus and the Plan of Reorganization (the 'Plan') attached to this Prospectus/Proxy Statement as Exhibit A.

          Proposed Transaction. The Company's Board, including the Board members who are not 'interested persons' (as defined in the Investment Company Act of 1940, as amended (the '1940 Act')) of the Company (the 'Independent Board Members'), has unanimously approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class A, Class B, Class C and Class Z shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each Class A, Class B, Class C and Class Z shareholder will receive a pro rata distribution of the Acquiring Fund's Class A, Class B, Class C and Class Z shares (or fractions thereof), respectively, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated as a series of the Company.

          As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization. No sales charge, redemption fee or contingent deferred sales charge ('CDSC') will be imposed at the time of the Reorganization. Any subsequent investment in the Acquiring Fund after the Reorganization will be subject to any applicable sales charges, and any redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquiring Fund received in the Reorganization will be subject to the same CDSC as the redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Fund and would be calculated from the date of original purchase of Fund shares.

          The Company's Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See 'Reasons for the Reorganization.'

          Tax Consequences. As a condition to the closing of the Reorganization, the Company will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of the Fund will carry over to the Acquiring Fund; however, the ability of the Acquiring Fund to utilize the Fund's capital loss carryforwards will be subject to limitations. See 'Information about the Reorganization—Federal Income Tax Consequences.'

          Comparison of the Fund and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Fund's and the Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectus, which are incorporated herein by reference.

          Goal/Approach. The Acquiring Fund has the same investment objective and substantially similar investment management policies as the Fund. Both funds seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue its goal, each fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.

          The Acquiring Fund, like the Fund, invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The Acquiring Fund, like the Fund, may invest the remaining 35% of its assets in municipal bonds with a credit quality lower than A, including municipal bonds of below investment grade credit quality ('high yield' or 'junk' bonds).

          The dollar-weighted average maturity of the Acquiring Fund's portfolio normally exceeds ten years, but the Acquiring Fund may invest without regard to maturity. The Fund is required to generally maintain a dollar-weighted average portfolio maturity between three and ten years. As of August 28, 2006, the dollar-weighted average maturity of the Acquiring Fund's portfolio and the Fund's portfolio was 14.99 years and 9.66 years, respectively. The average duration of the Acquiring Fund's portfolio and the Fund's portfolio as of such date, however, was 5.21 years and 5.43 years, respectively. Duration is a measure of how sensitive a fund's portfolio may be to changes in interest rates — generally, the longer a fund's duration, the more likely its portfolio is to react to interest rate fluctuations and the greater its long-term risk/return potential. The portfolio managers of the Fund and the Acquiring Fund and management believe that, because of prevalent market conditions, the characteristics of the funds' portfolios are not significantly different notwithstanding the differences in the average maturity of the Acquiring Fund's and the Fund's respective portfolios.

           Although each fund seeks to provide income exempt from federal income tax, interest from some fund holdings may be subject to the federal alternative minimum tax. In addition, each fund temporarily may invest in taxable bonds.

          For each fund, the portfolio manager may buy and sell municipal bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond's potential volatility in different rate environments. The portfolio manager for each fund focuses on municipal bonds with the potential to offer attractive current income, typically looking for municipal bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of each fund's assets may be allocated to 'discount' bonds, which are municipal bonds that sell at a price below their face value, or to 'premium' bonds, which are municipal bonds that sell at a price above their face value. The allocation to either discount municipal bonds or to premium municipal bonds will change along with the portfolio manager's changing views of the current interest rate and market environment. The portfolio manager also may look to select municipal bonds that are most likely to obtain attractive prices when sold.

          The Fund and the Acquiring Fund may, but are not required to, use derivatives, such as futures, options and swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. Each of the Fund and the Acquiring Fund also may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which the relevant fund agrees to buy or sell a security in the future at a price agreed upon today.

          Each fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund's total assets.

          For more information on either the Fund's or the Acquiring Fund's management policies, see 'Goal/Approach' in the Prospectus and 'Description of the Company and Funds' in the Statement of Additional Information.

          Main Risks. The principal risks associated with an investment in the Fund and the Acquiring Fund are similar. These risks are discussed below. As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, which means you could lose money.

•	Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

•	Call risk. Some municipal bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer 'calls' its bond during a time of declining interest rates, the relevant fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of a fund's 'callable' issues are subject to increased price fluctuation.

•	Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the Fund's or the Acquiring Fund's share price. Although each fund invests primarily in municipal bonds rated A or better, each fund may invest to a limited extent in high yield bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•	Liquidity risk. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

•	Market sector risk. Each fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Each fund may significantly overweight or underweight certain industries or market sectors, which may cause such fund's performance to be more or less sensitive to developments affecting those industries or sectors.

•	Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although each fund will invest in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

•	Leveraging risk. The use of leverage, such as lending portfolio securities, engaging in forward commitment transactions and investing in inverse floating rate securities, may cause taxable income and may magnify the fund's gains or losses.

•	Derivatives risk. Each fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), inverse floaters and swap agreements. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on a fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund or the Acquiring Fund will not correlate with the underlying instruments or such fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

•	Non-diversification risk. Each fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the Fund's and the Acquiring Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

          The Fund and the Acquiring Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

          Under adverse market conditions, the Fund and the Acquiring Fund each could invest some or all of its respective assets in U.S. Treasury securities and money market securities. Although the Fund or the Acquiring Fund would do this for temporary defensive purposes, this strategy could reduce the benefit from any upswing in the market. To the extent the Fund or the Acquiring Fund invests defensively in these securities, the fund might not achieve its investment objective. Each fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

          See 'Main Risks' in the Prospectus and 'Description of the Company and Funds' in the Statement of Additional Information for a more complete description of investment risks.

          Sales Charges. The schedules of sales charges imposed at the time of purchase of Class A shares of the Fund and the Acquiring Fund are identical. The maximum sales charge imposed on the purchase of Class A shares of the Fund and the Acquiring Fund is 4.50%. In addition, Fund and Acquiring Fund Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase are subject to the same 1.00% CDSC. The CDSCs imposed at the time of redemption on Class B and Class C shares for the Fund and the Acquiring Fund are identical. See in the Prospectus 'Shareholder Guide' for a discussion of sales charges and the CDSC. No sales charge or CDSC will be imposed at the time of the Reorganization. Shares of the Fund and the Acquiring Fund currently are not subject to any exchange or redemption fees.

          Fees and Expenses. The fees and expenses set forth below are based on net assets and accruals of the Fund and the Acquiring Fund, respectively, as of July 31, 2006. The 'Pro Forma After Reorganization' operating expenses information is based on the net assets and fund accruals of the Fund and the Acquiring Fund as of July 31, 2006, as adjusted showing the effect of the Reorganization had it occurred on such date. Each fund has agreed to pay Dreyfus a management fee at the annual rate of 0.60% of the value of the respective fund's average daily net assets. Dreyfus has contractually agreed, as to each of the Fund and the Acquiring Fund, until such time as it gives shareholders at least 90 days' notice, to waive receipt of its fees and/or assume the expenses of the Fund or the Acquiring Fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees for Class A, B and C, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%. Dreyfus has agreed to continue this undertaking until at least August 31, 2008. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

                                                                                                   Pro Forma After
                                                                                                    Reorganization
                                                             Fund           Acquiring Fund          Acquiring Fund
                                                           Class A              Class A                Class A
                                                           -------          --------------         ---------------
  Management fees                                            .60%                .60%                    .60%
  Rule 12b-1 fee                                             none                none                    none
  Shareholder services fee                                   .25%                .25%                    .25%
  Other expenses                                             .14%                .13%                    .09%
  -------------------------------------------------------------------------------------------------------------------

  Total                                                      .99%                .98%                    .94%
  Fee waiver and/or expense reimbursements                  (.29%)              (.28%)                  (.24%)

  Net operating expenses                                     .70%                .70%                    .70%

                                                                                                   Pro Forma After
                                                                                                    Reorganization
                                                             Fund           Acquiring Fund          Acquiring Fund
                                                           Class B              Class B                Class B
                                                           -------          --------------         ---------------
  Management fees                                           .60%                 .60%                  .60%
  Rule 12b-1 fee                                            .50%                 .50%                  .50%
  Shareholder services fee                                  .25%                 .25%                  .25%
  Other expenses                                            .19%                 .16%                  .14%
  -------------------------------------------------------------------------------------------------------------------
  Total                                                    1.54%                1.51%                 1.49%
  Fee waiver and/or expense reimbursements                 (.34%)               (.31%)                (.29%)
  Net operating expenses                                   1.20%                1.20%                 1.20%

                                                                                                   Pro Forma After
                                                                                                    Reorganization
                                                             Fund           Acquiring Fund          Acquiring Fund
                                                           Class C              Class C                Class C
                                                           -------          --------------         ---------------
  Management fees                                            .60%                .60%                  .60%
  Rule 12b-1 fee                                             .75%                .75%                  .75%
  Shareholder services fee                                   .25%                .25%                  .25%
  Other expenses                                             .15%                .13%                  .11%
  -------------------------------------------------------------------------------------------------------------------
  Total                                                     1.75%                1.73%                1.71%
  Fee waiver and/or expense reimbursements                  (.30%)              (.28%)                (.26%)
  Net operating expenses                                    1.45%               1.45%                 1.45%

                                                                                                   Pro Forma After
                                                                                                    Reorganization
                                                             Fund           Acquiring Fund          Acquiring Fund
                                                           Class Z              Class Z                Class Z
                                                           -------          --------------         ---------------
  Management fees                                            .60%            .60%                        .60%
  Rule 12b-1 fee                                             none            none                        none
  Shareholder services fee                                   .05%            .04%                        .04%
  Other expenses                                             .15%            .12%                        .10%
  -------------------------------------------------------------------------------------------------------------------
  Total                                                      .80%            .76%                       .74%
  Fee waiver and/or expense reimbursements                  (.35%)          (.31%)                     (.29%)
  Net operating expenses                                     .45%            .45%                       .45%

          Shareholders of another fund advised by Dreyfus — the Texas Series of Dreyfus Premier State Municipal Bond Fund (“Texas Series”) — also are being asked in proxy materials directed to them to approve an Agreement and Plan of Reorganization providing for the transfer of all of such fund’s assets, subject to its liabilities, to the Acquiring Fund in exchange for shares of the Acquiring Fund. If approved by the Fund’s shareholders, the Reorganization will be consummated for the Fund whether or not the shareholders of Texas Series approve the reorganization of that fund. The fees and expenses set forth below assume that shareholders of the Fund and of Texas Series approve the Reorganization of their respective fund into the Acquiring Fund. Texas Series does not offer Class Z shares. The fees and expenses set forth below are based on net assets and accruals of the Fund, Texas Series and the Acquiring Fund, respectively, as of July 31, 2006. The “Pro Forma After Reorganization” operating expenses information is based on the net assets and fund accruals of the Fund, Texas Series and the Acquiring Fund as of July 31, 2006, as adjusted showing the effect of the Reorganizations had they occurred on such date.

                                                                                               Pro Forma After
                                                                                               Reorganization
                                      Fund           Texas Series       Acquiring Fund         Acquiring Fund
                                     Class A           Class A             Class A                 Class A
                                     -------         ------------       --------------         ---------------
  Management fees                    .60%                  .55%              .60%                   .60%
  Rule 12b-1 fee                      none                 none              none                   none
  Shareholder services fee           .25%                  .25%              .25%                   .25%
  Other expenses                     .14%                  .20%              .13%                   .10%
  ------------------------------------------------------------------------------------------------------------
  Total                              .99%                 1.00%              .98%                   .95%
  Fee waiver and/or
  expense reimbursements            (.29%)                (.15%)            (.28%)                 (.25%)
  Net operating expenses             .70%                  .85%              .70%                   .70%

                                                                                               Pro Forma After
                                                                                               Reorganization
                                      Fund           Texas Series       Acquiring Fund         Acquiring Fund
                                     Class B           Class B             Class B                 Class B
                                     -------         ------------       --------------         ---------------
  Management fees                      .60%             .55%                  .60%                 .60%
  Rule 12b-1 fee                       .50%             .50%                  .50%                 .50%
  Shareholder services fee             .25%             .25%                  .25%                 .25%
  Other expenses                       .19%             .22%                  .16%                 .13%
  ------------------------------------------------------------------------------------------------------------
  Total                               1.54%            1.52%                 1.51%                1.48%
  Fee waiver and/or
  expense reimbursements              (.34%)           (.17)%                (.31%)               (.28%)
  Net operating expenses              1.20%            1.35%                 1.20%                1.20%

                                                                                               Pro Forma After
                                                                                               Reorganization
                                      Fund           Texas Series       Acquiring Fund         Acquiring Fund
                                     Class C           Class C             Class C                 Class C
                                     -------         ------------       --------------         ---------------
  Management fees                         .60%             .55%                  .60%                 .60%
  Rule 12b-1 fee                          .75%             .75%                  .75%                 .75%
  Shareholder services fee                .25%             .25%                  .25%                 .25%
  Other expenses                          .15%             .23%                  .13%                 .11%
  ------------------------------------------------------------------------------------------------------------
  Total                                   1.75%        1.78%                    1.73%                 1.71%
  Fee waiver and/or
  expense reimbursements                 (.30%)        (.18)%                   (.28%)               (.26%)
  Net operating expenses                  1.45%        1.60%                    1.45%                 1.45%

Expense example

          The examples show what you could pay in expenses over time. Each example uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The first example shows the Reorganization of the Fund and the Acquiring Fund and the second example show the Reorganization of the Fund, Texas Series and the Acquiring Fund (Class A, Class B and Class C shares only as Texas Series does not offer Class Z shares). The one-year example and the first and second year of the three-, five- and ten-years examples for the Acquiring Fund, Dreyfus Intermediate and Pro Forma Acquiring Fund shares are based on net operating expenses, which reflect the respective expense/waiver reimbursement by Dreyfus. Because actual returns and expenses will be different, the examples are for comparison only.

                                                                                                       Pro Forma
                                                                                                  After Reorganization
                           Fund                             Acquiring Fund                           Acquiring Fund
            ------------------------------------------------------------------------------------------------------------------
            Class A     Class B    Class C         Class A     Class B   Class C         Class A     Class B     Class C
            Shares      Shares*     Shares*        Shares      Shares*    Shares*         Shares     Shares*     Shares*
            -------     -------    --------        -------     -------   --------        -------     -------     -------

1 Year      $518        $522/        $248/         $518        $522/       $248/           $518      $522/       $248/
                        $122         $148                      $122        $148                      $122        $148

3 Years     $723        $753/        $522/         $721        $747/       $518/           $713      $743/       $513/
                        $453         $522                      $447        $518                      $443        $513

5 Years     $945        $1,007/      $921/         $941        $994/       $912/           $924      $986/       $904/
                        $807         $921                      $794        $912                      $786        $904

10 Years    $1,583      $1,521**/    $2,038/       $1,573      $1,501**/   $2,018/         $1,532    $1,469**/   $1,998/
                        $1,521**     $2,038                    $1,501**    $2,018                    $1,469**    $1,998

*	With redemption/without redemption.
**	Assumes conversion of Class B to Class A at end of sixth year following the date of purchase.

                                                                               Pro Forma
                                                                         After Reorganization
                          Fund                 Acquiring Fund               Acquiring Fund
                    ------------------       -------------------         ----------------------
                    Class Z Shares           Class Z Shares              Class Z Shares
                    --------------           --------------              --------------
1 Year              $46                      $46                         $46
3 Years             $220                     $212                        $207
5 Years             $410                     $392                        $383
10 Years            $957                     $913                        $891

                                                                                                        Pro Forma
                                                                                                   After Reorganization
                     Fund                     Texas Series                Acquiring Fund              Acquiring Fund
          -----------------------------------------------------------------------------------------------------------------
          Class A  Class B   Class C  Class A  Class B    Class C   Class A  Class B    Class C   Class A  Class B  Class C
          Shares   Shares*   Shares*  Shares   Shares*    Shares*   Shares   Shares*    Shares*   Shares   Shares*  Shares*
          -------  -------   -------  -------  -------    -------   -------  -------    -------   -------  -------  -------

1 Year    $518     $522/     $248/    $533     $537/      $263/     $518     $522/      $248/     $518     $522/122  $248/
                   $122      $148              $137       $163               $122       $148               $         $148

3 Years   $723     $753/     $522/    $740     $764/      $543/     $721     $747/      $518/     $715     $740/440  $513/
                   $453      $522              $464       $543               $447       $518               $         $513

5 Years   $945     $1,007/   $921/    $964     $1,013/    $948/     $941     $994/      $912/     $929     $981/781  $904/
                   $807      $921              $813       $948               $794       $912               $         $904

10 Years  $1,583   $1,521**/ $2,038/  $1,607   $1,529**/  $2,080/   $1,573   $1,501**/  $2,018/   $1,542   $1,469**/ $1,998/
                   $1,521**  $2,038            $1,529**   $2,080             $1,501**   $2,018             $1,469**/ $1,998/

_________________

* **	With redemption/without redemption. Assumes conversion of Class B to Class A at end of sixth year following the date of purchase.

          Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar chart for the Fund shows the changes in the performance of the Fund's Class Z shares from year to year and the bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund's Class Z shares from year to year. The table for the Fund compares the average annual total returns of each of the Fund's shares classes to those of the Lehman Brothers 7-Year Municipal Bond Index, an unmanaged benchmark of total return performance for municipal bonds with maturities ranging between 6 to 8 years. The table for the Acquiring Fund compares the average annual total returns of each of the Acquiring Fund's share classes to those of the Lehman Brothers Municipal Bond Index, an unmanaged benchmark of total return performance for municipal bonds. Class Z shares are not subject to a sales charge, whereas Class A, B and C shares are subject to sales charges (which are reflected in the tables) and, thus, the performance of such classes will be lower than that of Class Z. All returns assume reinvestment of dividends and distributions. Of course, past performance (both before and after taxes) is no guarantee of future results. Performance for each shares class will vary due to differences in charges and expenses. Class Z shares generally are not available for new accounts.

          After-tax performance is shown only for Class Z shares. After-tax performance of the respective fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Acquiring Fund — Class Z Shares
Year-by-year total returns as of 12/31 each year (%)

   +4.60      +10.93     +6.79      -5.71      +13.96      +3.43       +9.45       +4.95      +4.61       +3.78
------------ ---------- --------- ---------- ----------- ----------- ----------- ---------- ----------- -----------
    '96         '97       '98        '99        '00         '01         '02         '03        '04         '05

Best Quarter:                 Q4 '00             +5.38%
Worst Quarter:                Q1 '96             -2.46%

The year-to-date total return of the Acquiring Fund's Class Z shares as of 9/30/06 was +3.80%.

Acquiring Fund Shares
Average annual total returns as of 12/31/05

Share class/
Inception date                      1 Year        5 Years      10 Years      Since Inception
--------------                      ------        -------      --------      ---------------
Class Z (5/4/94)
returns before taxes                3.78%          5.22%        5.56%              __

Class Z
returns after taxes
on distributions                    3.78%          5.21%        5.43%              __

Class Z
returns after taxes
on distributions and
sale of fund shares                 3.96%          5.14%        5.40%              __

Class A (3/31/03)
returns before taxes                -1.13%           __           __              2.54%

Class B (3/31/03)
returns before taxes                -0.98%           __           __              2.79%

Class C (3/31/03)
returns before taxes                1.75%            __           __              3.54%

Lehman Brothers Municipal
Bond Index
reflects no deduction for
fees, expenses or taxes             3.51%          5.59%        5.71%            4.39%*
________________
*  Based on life of Classes A, B and C.

Fund --- Class Z Shares
Year-by-year total returns as of 12/31 each year (%)

   +4.86       +8.76     +6.72      -2.46      +11.40      +5.63       +8.15       +3.90      +3.41       +2.71
------------ ---------- --------- ---------- ----------- ----------- ----------- ---------- ----------- -----------
    '96         '97       '98        '99        '00         '01         '02         '03        '04         '05

Best Quarter:                 Q4 '00             +4.52
Worst Quarter:                Q2 '99             -2.01

The year-to-date total return of the Fund's Class Z shares as of 9/30/06 was +3.68%.

Fund Shares

Average annual total returns as of 12/31/05

Share class/
Inception date                  1 Year         5 Years         10 Years       Since Inception
--------------------------- --------------- --------------- --------------- --------------------
Class Z (5/4/94)                2.71%           4.74%           5.25%               __
returns before taxes

Class Z
returns after taxes
on distributions                2.71%           4.66%           5.12%               __

Class Z
returns after taxes
on distributions and
sale of fund shares             3.13%           4.64%           5.09%               __

Class A (3/31/03)
returns before taxes            -2.17%            __              __               1.39%

Class B (3/31/03)
returns before taxes            -2.01%            __              __               1.59%

Class C (3/31/03)
returns before taxes            0.70%             __              __               2.35%

Lehman Brothers 7-Year
Municipal Bond Index
reflects no deduction for
fees, expenses or taxes         1.72%           5.13%           5.26%             3.31%*

_________________

* Based on life of Class A, B and C.

          Investment Adviser. The investment adviser for the Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $193 billion in approximately 200 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation ('Mellon Financial'), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations, and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.3 trillion in assets under management, administration or custody, including $918 billion under management.

          On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and Mellon Financial's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

          Primary Portfolio Manager. Douglas J. Gaylor has been the Fund's and the Acquiring Fund's primary portfolio manager since he joined Dreyfus in January 1996.

          Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for both the Fund and the Acquiring Fund.

          Capitalization. The Fund and the Acquiring Fund have each classified their shares into four classes – Class A, Class B, Class C and Class Z. The following table sets forth as of October 31, 2006 (1) the capitalization of each class of the Fund's shares, (2) the capitalization of each class of the Acquiring Fund's shares and (3) the pro forma capitalization of each class of the Acquiring Fund's shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

                                                                                               Pro Forma After
                                                                                                Reorganization
                                          Fund                     Acquiring Fund               Acquiring Fund
                                         Class Z                       Class Z                     Class Z
                                         -------                   --------------              ----------------
  Total net assets                     $100,151,391                 $192,556,572                 $292,707,962
  Net asset value per                     $13.54                       $13.90                       $13.90
    share
  Shares outstanding                    7,397,231                    13,856,402                   21,061,538

                                                                                               Pro Forma After
                                                                                                Reorganization
                                          Fund                     Acquiring Fund               Acquiring Fund
                                         Class A                       Class A                     Class A
                                         -------                   --------------              ----------------
  Total net assets                     $29,531,840                   $9,525,094                  $39,056,934
  Net asset value per                     $13.53                       $13.89                       $13.89
    share
  Shares outstanding                    2,182,050                      685,608                    2,811,730

                                                                                               Pro Forma After
                                                                                                Reorganization
                                          Fund                     Acquiring Fund               Acquiring Fund
                                         Class B                       Class B                     Class B
                                         -------                   --------------              ----------------
  Total net assets                      $1,880,234                    $446,958                    $2,327,192
  Net asset value per                     $13.54                       $13.89                       $13.89
    share
  Shares outstanding                     138,833                       32,169                      167,535

                                                                                               Pro Forma After
                                                                                                Reorganization
                                          Fund                     Acquiring Fund               Acquiring Fund
                                         Class C                       Class C                     Class C
                                         -------                   --------------              ----------------
  Total net assets                     $5,021,107                     $550,709                    $5,571,816
  Net asset value                        $13.54                        $13.89                       $13.89
    per share
  Shares outstanding                     370,716                       39,642                      401,133

          The Acquiring Fund's and the Fund's total net assets (attributable to Class A, Class B, Class C and Class Z shares) as of October 31, 2006 were approximately $203,079,333 and $136,584,572, respectively. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices. Shareholders of Texas Series also are being asked in proxy materials directed to them to approve a separate Agreement and Plan of Reorganization providing for the transfer of all of such fund's assets, subject to its liabilities, to the Acquiring Fund in exchange for Acquiring Fund shares. As of October 31, 2006, Texas Series had total net assets of approximately $49,847,279. The reorganization of that fund, if approved by its shareholders, is scheduled to close on March 13, 2007. If approved by the Fund's shareholders, the Reorganization will be consummated for the Fund whether or not the shareholders of Texas Series approve the reorganization of that fund.

          Purchase Procedures. The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are identical. See 'Shareholder Guide – Buying shares,' 'Services for Fund Investors' and 'Instructions for Regular Accounts' in the Prospectus and 'How to Buy Shares' and 'Shareholder Services' in the Statement of Additional Information for a discussion of purchase procedures.

          Distribution Plan. Class B and Class C shares of the Fund and the Acquiring Fund are subject to a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the 'Rule 12b-1 Plan'). Under the Rule 12b-1 Plan, the Fund and the Acquiring Fund each pay Dreyfus Service Corporation, their distributor, a fee at an annual rate of 0.50% of the value of the average daily net assets of Class B shares and 0.75% of the value of the average daily net assets of Class C shares (there is no Rule 12b-1 Plan fee for Class A or Class Z shares) to finance the sale and distribution of such shares. Because the Rule 12b-1 Plan fee is paid out of the assets attributable to the relevant class of shares on an ongoing basis, over time it will increase the cost of your investment in such class of shares and may cost you more than paying other types of sales charges. See 'Distribution Plan and Shareholder Services Plans — Distribution Plan' in the Statement of Additional Information for a discussion of the Rule 12b-1 Plan.

          Shareholder Services Plans. Class A, Class B, Class C and Class Z shares of the Fund and the Acquiring Fund are subject to Shareholder Services Plans pursuant to which the Fund and the Acquiring Fund each pay Dreyfus Service Corporation, their distributor, a fee at an annual rate of 0.25% of the value of the average daily net assets of Class A, Class B and Class C shares and at an annual rate not to exceed 0.25% of the value of the average daily net assets of Class Z shares for providing shareholder services. See 'Distribution Plan and Shareholder Services Plans—Shareholder Services Plans' in the Statement of Additional Information for a discussion of the relevant Shareholder Services Plan.

          Redemption Procedures. The redemption procedures of the Fund and the Acquiring Fund are identical. See 'Shareholder Guide – Selling shares' and 'Instructions for Regular Accounts' in the Prospectus and 'How to Redeem Shares' in the Statement of Additional Information for a discussion of redemption procedures.

          Distributions. The dividends and distributions policies of the Fund and the Acquiring Fund are identical. Although they may do so more frequently, each fund anticipates paying its shareholders dividends once a month and any capital gain distribution annually. The actual amount of dividends paid per share by the Fund and the Acquiring Fund is different. See 'Distributions and Taxes' in the Prospectus for a discussion of such policies.

          Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are identical. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See 'Services for Fund Investors' in the Prospectus and 'Shareholder Services' in the Statement of Additional Information for a further discussion of the shareholder services offered.

REASONS FOR THE REORGANIZATION

          After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and management policies, management recommended that the Fund be consolidated with the Acquiring Fund. The Board members of the Company have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders. The Company's Board believes that the Reorganization will permit Fund shareholders to pursue the same investment goals in a larger fund with a better performance record and the same total expense ratio, without diluting such shareholders' interests. As of October 31, 2006, the Fund had net assets of approximately $136.6 million and the Acquiring Fund had net assets of approximately $203.1 million. By combining the Fund with the Acquiring Fund, which has larger aggregate net assets, Fund shareholders should benefit from more efficient portfolio management and Dreyfus would be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          The Company's Board considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

          In determining whether to recommend approval of the Reorganization, the Company's Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) that the costs to be incurred by the Fund and the Acquiring Fund in connection with the Reorganization would be borne by Dreyfus, and not the Fund or the Acquiring Fund.

          For the reasons described above, the Company's Board, including the Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

          Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for Acquiring Fund Class A, Class B, Class C and Class Z shares and the assumption by the Acquiring Fund of the Fund's stated liabilities on March 20, 2007 or such other date as may be agreed upon by the parties (the 'Closing Date'). The number of Acquiring Fund Class A, Class B, Class C and Class Z shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the corresponding class of Fund shares and Acquiring Fund shares, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption 'Shareholder Guide—Buying shares' in the Prospectus and under the caption 'Determination of Net Asset Value' in the Statement of Additional Information.

          On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

          As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its Class A, Class B, Class C and Class Z shareholders of record as of the close of business on the Closing Date, Acquiring Fund Class A, Class B, Class C and Class Z shares, respectively, received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund Class A, Class B, Class C or Class Z shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated as a series of the Company. After the Closing Date, any outstanding certificates representing Class A, Class B, Class C and Class Z shares of the Fund will represent Class A, Class B, Class C and Class Z shares, respectively, of the Acquiring Fund distributed to the Fund's shareholders of record.

          The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Company on behalf of the Fund and the Acquiring Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares.

          The total expenses of the Reorganization are expected to be approximately $28,350, which will be borne by Dreyfus. In addition to use of the mails, proxies may be solicited personally or by telephone, and Dreyfus may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Company's Board. The cost of any such outside solicitation firm, which would be borne by Dreyfus, is estimated to be approximately $7,500.

          If the Reorganization is not approved by Fund shareholders, the Company's Board will consider other appropriate courses of action with respect to the Fund.

          Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of the Fund's investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

          Approval of Articles of Amendment. In connection with the Reorganization, effective as of the Closing Date, the Company will amend its Charter (by filing with the State Department of Assessments and Taxation of Maryland Articles of Amendment in the form approved by the Board, a copy of which is attached hereto as Exhibit B) to: (a) reclassify all of the issued and outstanding shares of the Fund into such number of issued and outstanding Class A, Class B, Class C and Class Z shares of the Acquiring Fund as is determined in the manner described above on the Closing Date and (b) reclassify all of the authorized but unissued Class A, Class B, Class C and Class Z shares of the Fund into authorized but unissued shares of Class A, Class B, Class C and Class Z shares of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the Articles of Amendment.

          Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund Class A, Class B, Class C and Class Z shares, the Acquiring Fund's assumption of the Fund's stated liabilities and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the 'Code'). As a condition to the closing of the Reorganization, the Company will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Company and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A, Class B, Class C and Class Z shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class A, Class B, Class C and Class Z shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a 'reorganization' within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be 'a party to a reorganization'; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class A, Class B, Class C and Class Z shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A, Class B, Class C and Class Z shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class A, Class B, Class C and Class Z shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund Class A, Class B, Class C and Class Z shares for Acquiring Fund Class A, Class B, Class C and Class Z shares, respectively, pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class A, Class B, Class C and Class Z shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class A, Class B, Class C and Class Z shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          The Company has not sought a tax ruling from the Internal Revenue Service ('IRS'). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

          As of the Fund's fiscal year ended August 31, 2006, the Fund has an unused capital loss carryforward of $136,359. There are limitations to the amount of the carryforward that can be utilized in any one year, and any amount that cannot be utilized in any one year can be carried over to a succeeding year subject to the same limitations in such year. Different amounts of the capital loss carryforward expire in different years. Consequently, as a result of the limitations on the use of capital loss carryforwards, if the Reorganization is consummated it is expected that some or all of the Fund's capital loss carryforward may expire unused.

Required Vote and Board's Recommendation

          The Company's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization.

THE COMPANY'S BOARD, INCLUDING THE INDEPENDENT BOARD MEMBERS,
UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE 'FOR'
APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

          Information about the Acquiring Fund and the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's and the Fund's Prospectus forming a part of the Company's Registration Statement on Form N-1A (File No. 33-42162).

          The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

          Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

          If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker 'non-vote' (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, 'abstentions'), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a 'no' vote for the purpose of obtaining requisite approval for the proposal.

          In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote 'FOR' the proposal in favor of such adjournment, and will vote those proxies required to be voted 'AGAINST' the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of 33-1/3% of the outstanding Fund shares entitled to vote at the Meeting.

          The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

          As of November 20, 2006, the following shareholders were known by the Fund to own of record or beneficially 5% or more of the outstanding voting shares of the indicated class of the Fund:

                                                                                            Percentage of
                    Name and Address                                                      Outstanding Shares
                    ----------------                                                      ------------------
                                                                                      Before              After
                                                                                  Reorganization     Reorganization
                                                                                  --------------     --------------
                    Class A Shares

                    Morgan Stanley DW                                                 26.86%               20.10%
                    Attn. Mutual Funds Operations
                    3 Harborside Plaza  6th Floor
                    Jersey City, NJ 07311-3907

                    National Financial Services                                       19.90%               14.89%
                    82 Devonshire Street
                    Boston, MA 02109-3605

                    Pershing LLC                                                      10.80%               10.72%
                    P.O. Box 2052
                    Jersey City, NJ 07303-2052

                    Merrill Lynch Pierce Fenner & Smith                                9.80%                7.33%
                    For the Sole Benefit of its Customers
                    Attn. Fund Administration
                    4800 Deer Lake Dr. E-Fl. 3
                    Jacksonville, FL 32246-6484

                    LINSCO/ Private Ledger Corp.                                       5.58%                4.17%
                    9785 Town Center Drive
                    San Diego, CA 92121

                    Class B Shares

                    Merrill Lynch Pierce Fenner & Smith                               35.61%               31.95%
                    For the Sole Benefit of its Customers
                    Attn. Fund Administration
                    4800 Deer Lake Dr. E-Fl. 3
                    Jacksonville, FL 32246-6484

                    Pershing LLC                                                      18.50%               17.11%
                    P.O. Box 2052
                    Jersey City, NJ 07303-2052

                    National Financial Services                                       11.75%               13.64%
                    82 Devonshire Street
                    Boston, MA 02109-3605

                    Maureen E. Jathoo                                                  5.71%                4.61%
                    TOD Alan J. Jathoo
                    TOD Melissa E. Jathoo
                    3201 Pauline Dr
                    Chevy Chase, MD 20815-3921

                    Class C Shares

                    Merrill Lynch Pierce Fenner & Smith                               36.29%               36.55%
                    For the Sole Benefit of its Customers
                    Attn. Fund Administration
                    4800 Deer Lake Dr.
                    Jacksonville, FL 32246-6484

                    Citigroup Global Markets Inc.                                     15.05%               13.52%
                    333 West 34th Street -3rd Floor
                    New York, NY 10001-2402

                    Helen N. Thorpe TOD                                               13.38%               12.02%
                    6206 Waters Ave Unit 342
                    Savannah, GA 31406-2771

                    LINSCO/ Private Ledger Corp.                                       9.83%                8.83%
                    9785 Town Center Drive
                    San Diego, CA 92121

                    Robert L Noonan TOD                                                5.90%                5.30%
                    208 Fair Ave
                    Elmhurst, IL 60126-3619

                    Class Z Shares

                    LPL Financial Services                                            15.57%                5.32%
                    9785 Town Center Drive
                    San Diego, CA 92121

                    Pershing LLC                                                       5.99%                2.05%
                    P.O. Box 2052
                    Jersey City, NJ 07303-2052

          As of November 20, 2006, the following shareholders were known by the Acquiring Fund to own of record or beneficially 5% or more of the outstanding voting shares of the Acquiring Fund:

                                                                                Percentage of
         Name and Address                                                     Outstanding Shares
         ----------------                                                     ------------------
                                                                          Before               After
                                                                      Reorganization       Reorganization
                                                                      --------------       --------------
         Class A
         -------

         Regent Realty Co.
         408 W. 57th Street
         New York, NY  10019-3053                                         13.46%                3.39%

         Pershing LLC
         P.O. Box 2052
         Jersey City, NJ  07303-2052                                      10.49%               10.72%

         Mart Bert
         1527 California Avenue SW
         West Seattle, WA  98116-1689                                      9.98%                2.51%

         Pettit Realty Co.
         408 W. 57th Street
         New York, NY  10019-3053                                          9.67%                2.43%

         Hendrik Hudson House
         408 W. 57th Street
         New York, NY  10019-3053                                          8.80%                2.22%

         James A. Harp Jr. &
         Cleo J. Harp Ten Com
         P.O. Box 1330
         Cortez, CO  81321-1330                                            8.05%                2.03%

         Class B
         -------

         National Financial Services
         82 Devonshire Street
         Boston, MA  02109-3605                                           21.59%               13.64%

         Merrill Lynch, Pierce, Fenner & Smith
         For The Sole Benefit Of Its Customers
         Attn Fund Administration
         4800 Deer Lake Drive East
         Jacksonville, FL  32246-6484                                     16.58%               31.95%

         Pershing LLC
         P.O. Box 2052
         Jersey City, NJ  07303-2052                                      11.30%               17.11%

         First Clearing, LLC
         Adellet T. Wolf
         21B George Washington Dr
         Monroe Twp, NJ  08831-4814                                       11.19%                2.15%

         Robert H. Filkins Jr &
         Irene A. Filkins JT Ten
         3579 Bozeman Lake Rd NW
         Kennesaw, GA  30144-2010                                          8.53%                1.64%

         Bear Stearns Securities Corp.
         1 Metro-Tech Center North
         Brooklyn, NY  11201-3870                                          8.21%                1.58%

         Elizabeth Stonesifer
         14722 Myers Terrace
         Rockville, MD  20853-2240                                         7.74%                1.49%

         Davenport & Company LLC
         Ruth Y. Berlin Revocable Trust
         217 Brooke Dr
         Hampton, VA  23669-4627                                           6.46%                1.24%

         Class C
         -------

         RBC Dain Rauscher Inc. FBO
         Thomas W. Savko
         Nancy A. Savko
         JT Ten Ten/WROS
         84 Nancy Ln
         Trenton, NJ  08638-1544                                          42.56%                4.32%

         Merrill Lynch, Pierce, Fenner & Smith
         For The Sole Benefit Of Its Customers
         Attn Fund Adminstration
         4800 Deer Lake Drive East
         Jacksonville, FL  32246-6484                                     38.86%               36.55%

         Pershing LLC
         P.O. Box 2052
         Jersey City, NJ  07303-2052                                      15.46%                1.57%

          A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund.

          As of November 20, 2006, Board members and officers of the Company, as a group, owned less than 1% of the Fund's and the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Fund and the Acquiring Fund for the fiscal year ended August 31, 2006 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for the Fund and the Acquiring Fund, given on their authority as experts in accounting and auditing.

OTHER MATTERS

          The Company's Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

          Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

          IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

PLAN OF REORGANIZATION

          PLAN OF REORGANIZATION dated as of November 6, 2006 (the 'Plan'), adopted with respect to DREYFUS PREMIER SELECT INTERMEDIATE MUNICIPAL BOND FUND (the 'Fund') and DREYFUS PREMIER SELECT MUNICIPAL BOND FUND (the 'Acquiring Fund'), each a series of DREYFUS MUNICIPAL FUNDS, INC. (the 'Company'), a Maryland corporation.

          This Plan is intended to be and is adopted as a 'plan of reorganization' within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the 'Code'). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's Class A, Class B, Class C and Class Z shares ('Acquiring Fund Shares') of common stock, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan (the 'Reorganization').

          WHEREAS, the Fund and the Acquiring Fund are each series of the Company, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest.

          WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of common stock.

          WHEREAS, the Company's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization.

          WHEREAS, the Company's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization.

          1.    THE REORGANIZATION.

           1.1 Subject to the terms and conditions contained herein, the Fund shall assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities), and the Acquiring Fund, in exchange therefor, shall (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the 'Closing') as of the close of business on the closing date (the 'Closing Date'), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

           1.2 The Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by The Dreyfus Corporation ('Dreyfus'), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

           1.3 Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to The Bank of New York, One Wall Street, New York, New York 10286, the Acquiring Fund's custodian (the 'Custodian'), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

           1.4 The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

           1.5 As soon after the Closing Date as is conveniently practicable (the 'Liquidation Date'), the Fund will liquidate and distribute pro rata to the Fund's shareholders of record, determined as of the close of business on the Closing Date ('Fund Shareholders'), Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund; Fund share certificates, if any, will be exchanged for Acquiring Fund share certificates upon presentation to the Acquiring Fund's transfer agent.

           1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

           1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

           1.8 Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

          2.    VALUATION.

           2.1 The value of the Fund's assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the 'Valuation Date'), using the valuation procedures set forth in the Company's Articles of Incorporation, as amended (the 'Company's Charter'), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

           2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Company's Charter and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

           2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share, determined in accordance with paragraph 2.2.

           2.4 All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

          3.    CLOSING AND CLOSING DATE.

           3.1 The Closing Date shall be March 20, 2007, or such other date as the Company may determine. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the Company may determine.

           3.2 The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.

           3.3 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

           3.4 The transfer agent for the Fund shall deliver to the Company's Secretary at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund's transfer agent shall issue and deliver to the Company's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Company that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund.

          4.    CONDITIONS PRECEDENT.

           4.1 The Company's obligation to implement this Plan on the Acquiring Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Closing:

          (a) The Fund is a duly established and designated series of the Company, and the Company is duly organized and validly existing under the laws of the State of Maryland, and has power to carry out its obligations under this Plan.

          (b) The Company is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the '1933 Act'), and such registrations have not been revoked or rescinded and are in full force and effect.

            (c) The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the 'Commission') thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

            (d) The Fund is not, and the adoption and performance of this Plan will not result, in material violation of the Company's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Fund or by which the Fund is bound.

            (e) The Fund has no material contracts or other commitments outstanding (other than this Plan) which will be terminated with liability to it on or prior to the Closing Date.

            (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

            (g) The Statements of Assets and Liabilities of the Fund for each of its five fiscal years ended August 31, 2006 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

            (h) Since August 31, 2006, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(g) hereof.

            (i) At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Company's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

            (j) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

            (k) All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

            (l) On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

            (m) This Plan will have been duly authorized prior to the Closing Date by all necessary action on the part of the Company's Board and, subject to the approval of the Fund's shareholders, this Plan will constitute the valid and legally binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

            (n) The proxy statement of the Company, on behalf of the Fund (the 'Proxy Statement') included in the Registration Statement referred to in paragraph 5.6 will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

             4.2 The Company's obligation to implement this Plan on the Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Closing:

            (a) The Acquiring Fund is a duly established and designated series of the Company, and the Company is duly organized and validly existing under the laws of the State of Maryland, and has power to carry out its obligations under this Plan.

            (b) The Company is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

            (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

            (d) The Acquiring Fund is not, and the adoption and performance of this Plan will not result, in material violation of the Company's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Acquiring Fund, or by which the Acquiring Fund is bound.

            (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

            (f) The Statements of Assets and Liabilities of the Acquiring Fund for each of its five fiscal years ended August 31, 2006 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of the Acquiring Fund as of such dates.

            (g) Since August 31, 2006, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(f) hereof.

            (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Company's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

            (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and it will meet such requirements for the taxable year in which the Closing occurs.

            (j) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

            (k) This Plan will have been duly authorized prior to the Closing Date by all necessary action on the part of the Company's Board and, subject to the approval of the Fund's shareholders, this Plan will constitute the valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

            (l) The Proxy Statement included in the Registration Statement will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

            (m) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

            (n) The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

            5.    COVENANTS OF THE COMPANY, ON BEHALF OF THE ACQUIRING FUND AND THE FUND, RESPECTIVELY.

             5.1 The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

             5.2 The Company will call a meeting of the Fund's shareholders to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

             5.3 Subject to the provisions of this Plan, the Company will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

             5.4 The Company will prepare a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of theCompany (the 'Registration Statement'), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Plan.

             5.5 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

             5.6 The Fund covenants that it is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

             5.7 As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund's shareholders consisting of the Acquiring Fund Shares received at the Closing.

            6.    FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE COMPANY.

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the Company shall, at its option, not be required to consummate the transactions contemplated by this Plan.

             6.1 This Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Company's Charter and the 1940 Act.

             6.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein.

             6.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that the Company may waive any of such conditions.

             6.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Company, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

             6.5 The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

             6.6 The Company shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts, assumptions and conditions stated herein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

            (a) The transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a 'reorganization' within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be 'a party to a reorganization'; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the covenants made in this Plan, and on representations and warranties made in separate letters addressed to counsel and the certificates delivered pursuant to this Plan.

          No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

            7.    TERMINATION AND AMENDMENT OF PLAN; EXPENSES.

             7.1 This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Company's Board at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the Company's Board, make proceeding with the Reorganization inadvisable.

             7.2 If this Plan is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 7, this Plan shall become void and have no effect, without any liability on the part of any party hereto or the Board members, or officers or shareholders of the Company, as the case may be, in respect of this Plan.

             7.3 The Board may amend, modify or supplement this Plan in any manner at any time before the meeting of the Fund's shareholders referred to in paragraph 5.2. 7.4 Dreyfus shall bear the aggregate expenses of the transactions contemplated hereby to the extent those expenses are directly related to the Reorganization.

            8.    WAIVER.

          At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Company's Board if, in its judgment, such waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

             9.   MISCELLANEOUS.

             9.1 This Plan shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization of this Plan by the Company shall be governed and construed in accordance with the internal laws of the State of Maryland without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

             9.2 This Plan shall bind and inure to the benefit of the Company and its successors and assigns. The Company's obligations under this Plan are not binding on or enforceable against any series of the Company other than the Fund and the Acquiring Fund (each a 'Reorganizing Series'), but are only binding on and enforceable against the Reorganizing Series' respective property. The Company, in asserting any rights or claims on behalf of either Reorganizing Series under this Plan, shall look only to property of the other Reorganizing Series in settlement of such rights or claims. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the Company and its successors and assigns, any rights or remedies under or by reason of this Plan.

EXHIBIT B

FORM OF
ARTICLES OF AMENDMENT

          DREYFUS MUNICIPAL FUNDS, INC., a Maryland corporation having its principal office in the State of Maryland in Baltimore City, Maryland (hereinafter called the 'Corporation'), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

          FIRST: The charter of the Corporation is hereby amended by reclassifying and changing all of the Class A, Class B, Class C and Class Z shares of Common Stock of its Dreyfus Premier Select Intermediate Municipal Bond Fund series ('Intermediate Fund') to Class A, Class B, Class C and Class Z shares, respectively, of Common Stock of its Dreyfus Premier Select Municipal Bond Fund series (the 'Municipal Fund'), on terms set forth herein.

           SECOND: Upon effectiveness of these Articles of Amendment:

           (a) All of the assets and liabilities belonging to the Intermediate Fund and attributable to its shares shall be conveyed, transferred and delivered to the Municipal Fund and shall thereupon become and be assets and liabilities belonging to the Municipal Fund and attributable to its Class A, Class B, Class C and Class Z shares, respectively.

           (b) Each of the issued and outstanding shares (and fractions thereof) of the Intermediate Fund will automatically, and without the need of any further act or deed, be reclassified and changed to full and fractional issued and outstanding Class A, Class B, Class C and Class Z shares of the Municipal Fund in such number of such shares as shall be determined by dividing the net asset value of a share of the Intermediate Fund attributable to such Class by the net asset value of a corresponding Class share of the Municipal Fund, all determined as of the effective time of these Articles of Amendment.

           (c) Each unissued share (or fraction thereof) of the Intermediate Fund will automatically, and without the need of any further act or deed, be reclassified and changed to such number of unissued Class A, Class B, Class C and Class Z shares (or fractions thereof) of the Municipal Fund as shall result, as of the effective time of these Articles of Amendment and as a result hereof, in the total number of unissued Class A, Class B, Class C and Class Z shares, respectively, of the Municipal Fund being increased by __ million Class A shares, ___ million Class B shares, ___ million Class C shares and ___ million Class Z shares less the number of respective issued and outstanding Class A, Class B, Class C and Class Z shares, respectively, of the Municipal Fund resulting from paragraph (b) above.

(d) Open accounts on the share records of the Municipal Fund shall be established representing the appropriate number of shares of stock owned by the former holders of shares of the Intermediate Fund.

          THIRD: This amendment does not increase the authorized capital stock of the Corporation or the aggregate par value thereof and does not amend the description of any class of stock as set forth in the Charter. The amendment reclassifies and changes the ______, ____, ____ and _____ previously authorized Class A, Class B, Class C and Class Z shares, respectively, of the Intermediate Fund to _____, ____, ____ and _____ additional authorized Class A, Class B, Class C and Class Z shares, respectively, of the Municipal Fund.

          FOURTH: Outstanding certificates representing issued and outstanding shares of the Intermediate Fund immediately prior to these Articles of Amendment becoming effective shall, upon these Articles of Amendment becoming effective, be deemed to represent the appropriate number, calculated as set forth above, of Class A, Class B, Class C and Class Z shares of the Municipal Fund. Certificates representing shares of the Municipal Fund resulting from the aforesaid change and reclassification need not be issued until certificates representing the shares of the Intermediate Fund so changed and reclassified, if issued, have been received by the Corporation or its agent duly endorsed for transfer.

          FIFTH: This amendment has been duly authorized and declared advisable by the Board of Directors of the Corporation and approved by the stockholders of the Corporation entitled to vote thereon.

           SIXTH: These Articles of Amendment shall be effective as of 5:00 p.m., March 20, 2007.

          The Vice President acknowledges these Articles of Amendment to be the corporate act of the Corporation and states that to the best of his knowledge, information and belief the matters and facts set forth in these Articles with respect to the authorization and approval of the amendment of the Corporation's charter are true in all material respects, and that this statement is made under the penalties of perjury.

          IN WITNESS WHEREOF, Dreyfus Municipal Funds, Inc. has caused this instrument to be signed in its name and on its behalf by its Vice President, and witnessed by its Secretary, on March __, 2007.

DREYFUS MUNICIPAL FUNDS, INC. By: _______________________ Jeff Prusnofsky Vice President

WITNESS:

_________________
Michael A. Rosenberg
Secretary

DREYFUS PREMIER SELECT INTERMEDIATE MUNICIPAL BOND FUND

          The undersigned shareholder of Dreyfus Premier Select Intermediate Municipal Bond Fund (the 'Fund'), a series of Dreyfus Municipal Funds, Inc. (the 'Company'), hereby appoints Joseph M Chioffi and Jeff Prusnofsky, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of common stock of the Fund standing in the name of the undersigned at the close of business on December 15, 2006, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, at 10:00 a.m., on Thursday, March 1, 2007, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE COMPANY'S BOARD OF DIRECTORS AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

          3.   TELEPHONE: Call 1-888-221-0697 and follow the simple instructions.

          4.   INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

          5.   MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

          If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated: ________________________
Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope

______________________________
Signature(s) (Sign in the Box)

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil. Please do not use fine point pens.

1.

To approve a Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Select Municipal Bond Fund (the 'Acquiring Fund'), another series of the Company, in exchange for Class A, Class B, Class C and Class Z shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's assets and the assumption by the Acquiring Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund as a series of the Company.

FOR |_|	AGAINST |_|	ABSTAIN |_|

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION

December __, 2006

Acquisition of the Assets of

DREYFUS PREMIER SELECT INTERMEDIATE
MUNICIPAL BOND FUND

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

By and in Exchange for Class A, B, C and Z Shares of

DREYFUS PREMIER SELECT MUNICIPAL
BOND FUND

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated December __, 2006 relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus Premier Select Intermediate Municipal Bond Fund (the 'Fund'), a series of Dreyfus Municipal Funds, Inc. (the 'Company'), in exchange for Class A, Class B, Class C and Class Z shares of Dreyfus Premier Select Municipal Bond Fund (the 'Acquiring Fund'), another series of the Company. The transfer is to occur pursuant to a Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's and the Fund's Statement of Additional Information dated January 1, 2007.

2.	The Acquiring Fund's and the Fund's Annual Report for the fiscal year ended August 31, 2006.

3.	Pro forma financials as of August 31, 2006.

          The Acquiring Fund's and the Fund's Statement of Additional Information, and the financial statements included in the Acquiring Fund's and the Fund's Annual Report are incorporated herein by reference. The Prospectus/Proxy Statement dated December __, 2006 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

          The Acquiring Fund's and the Fund's Statement of Additional Information dated January 1, 2007 is incorporated herein by reference to the Acquiring Fund's Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, to be filed on or about December 28, 2006 (File No. 33-42162). The financial statements of the Acquiring Fund are incorporated herein by reference to its Annual Report dated August 31, 2006, filed October 27, 2006.

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganizations of Dreyfus Premier Select Intermediate Bond Fund, a series of Dreyfus Municipal Funds, Inc. (“Dreyfus Municipal”) and the Texas Series, a series of Dreyfus Premier State Municipal Bond Fund (each a “Fund” and collectively, the “Funds”), with Dreyfus Premier Select Municipal Bond Fund (the “Acquiring Fund”), a series of Dreyfus Municipal. These pro forma financial statements show the effect of the reorganization of the Funds by the Acquiring Fund as if such reorganization had taken place as of August 31, 2006. The pro forma financial statements assume that the shareholders of each of the Funds approve the reorganization of their Fund into the Acquiring Fund.

[PRO FORMAS HERE]

DREYFUS PREMIER STATE MUNICIPAL BOND FUND
TEXAS SERIES

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Dear Shareholder:

          As a shareholder of the Texas Series (the "Fund") of Dreyfus Premier State Municipal Bond Fund (the "Trust"), you are being asked to vote on an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Premier Select Municipal Bond Fund (the "Acquiring Fund"), in exchange for Class A, Class B and Class C shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Acquiring Fund, like the Fund, normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax, but the Fund normally invests in municipal bonds issued by the State of Texas. The Acquiring Fund has more assets, a lower total expense ratio and a better performance record than the Fund. The Dreyfus Corporation ("Dreyfus") is the investment adviser to the Acquiring Fund and the Fund.

          If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund, which has a substantially similar investment objective and similar investment management policies as the Fund.

          Management of Dreyfus has reviewed the funds in the Dreyfus Family of Funds and has concluded that it would be appropriate to consolidate certain funds having similar investment objectives and management policies. As a result of the review, management recommended that the Fund be consolidated with the Acquiring Fund. Management believes that the reorganization should enable Fund shareholders to benefit from more efficient portfolio management and will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          After careful review, the Trust's Board of Trustees has unanimously approved the proposed reorganization. The Trustees believe that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a larger fund with a better performance record and lower total expense ratio. The Board of Trustees recommends that you read the enclosed materials carefully and then vote FOR the proposal.

          Your vote is extremely important, no matter how large or small your Fund holdings.

          To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on the proxy card. Enter your control number from your proxy card. Follow the instructions on the website.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

•	In Person. Any shareholder who attends the meeting in person may vote by ballot at the meeting.

          Further information about the proposed reorganization is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-554-4611.

Sincerely, J. David Officer President

December __, 2006

TRANSFER OF THE ASSETS OF
THE TEXAS SERIES OF
DREYFUS PREMIER STATE MUNICIPAL BOND FUND
TO AND IN EXCHANGE FOR SHARES OF
DREYFUS PREMIER SELECT MUNICIPAL BOND FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY DREYFUS PREMIER STATE MUNICIPAL BOND FUND TEXAS SERIES INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of Dreyfus Premier Select Municipal Bond Fund (the "Acquiring Fund"), an open-end investment company managed by The Dreyfus Corporation ("Dreyfus"), on or about March 13, 2007 (the "Closing Date"), and will no longer be a shareholder of the Texas Series (the "Fund") of Dreyfus Premier State Municipal Bond Fund (the "Trust"). You will receive Class A, Class B or Class C shares of the Acquiring Fund corresponding to your Class A, Class B or Class C shares of the Fund with a value equal to the value of your investment in the Fund as of the Closing Date. The Fund will then cease operations and will be terminated as a series of the Trust.

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

The Trust's Board believes that the reorganization will permit Fund shareholders to pursue substantially similar investment goals in a larger fund that also is managed by Dreyfus. By combining the Fund with the Acquiring Fund, which has more assets and a lower total expense ratio (after fee waivers and/or expense reimbursements) than the Fund, Fund shareholders should benefit from more efficient portfolio management. In addition, the Acquiring Fund has a better performance record than the Fund. The reorganization also will eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities. Other potential benefits are described in the enclosed Prospectus/Proxy Statement.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

Yes. The Acquiring Fund and the Fund have substantially similar investment objectives and similar investment management policies. The Acquiring Fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Fund seeks to maximize current income exempt from federal income tax, without undue risk. To pursue its goal, each fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The Acquiring Fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The remaining 35% of the Acquiring Fund's assets may be invested in municipal bonds with a credit quality lower than A, including municipal bonds of below investment grade credit quality ("high yield" or "junk" bonds). The Fund invests at least 70% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus, but it may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The Fund is required to normally invest at least 80% of its assets in municipal bonds issued by the State of Texas. The Acquiring Fund may, but is not required by its investment management policies to, purchase municipal bonds issued by the State of Texas. The primary portfolio manager of the Fund and the Acquiring Fund and management believe that, because Texas does not impose a personal income tax, the characteristics of the funds' portfolios are not significantly different for purposes of seeking to achieve the respective fund's investment objective. Dreyfus is the investment adviser to the Fund and the Acquiring Fund and provides day-to-day management of each fund's investments. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, distributes each fund's shares. For additional information regarding the Fund and the Acquiring Fund, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The reorganization will not be a taxable event for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of the reorganization. A shareholder's tax basis in Fund shares will carry over to the shareholder's Acquiring Fund shares. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization, which distribution would be taxable to shareholders.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges such as the Fund Exchanges service, Dreyfus TeleTransfer Privilege, Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Options, Dreyfus Auto-Exchange Privilege and Dreyfus Automatic Withdrawal Plan. If you hold Class A shares, you also will have the ability to continue to write redemption checks against your account through the Checkwriting privilege.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER MANAGEMENT FEE OR HIGHER FUND EXPENSES?

Under its agreement with Dreyfus, the Fund pays Dreyfus a management fee at the annual rate of 0.55% of the value of the Fund's average daily net assets and the Acquiring Fund pays Dreyfus a management fee at the annual rate of 0.60% of the value of the Acquiring Fund's average daily net assets. Although the management fee payable by the Acquiring Fund is higher than that payable by the Fund, each class of shares of the Acquiring Fund had a lower total expense ratio than the corresponding class of shares of the Fund as of July 31, 2006. In addition, Dreyfus has contractually agreed, as to the Acquiring Fund, until it gives shareholders at least 90 days' notice, to waive receipt of its fees and/or assume the expenses of the Acquiring Fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%. Dreyfus has agreed to continue this undertaking until at least August 31, 2008.

WILL I BE CHARGED A SALES CHARGE, REDEMPTION FEE OR CONTINGENT DEFERRED SALES CHARGE ("CDSC") AT THE TIME OF THE REORGANIZATION?

No. No sales charge, redemption fee or CDSC will be imposed at the time of the reorganization. Any subsequent investment in the Acquiring Fund will be subject to any applicable sales charges and any redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquiring Fund received in the reorganization will be subject to the same CDSC as redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Fund (calculated from the date of original purchase of Fund shares).

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

Dreyfus, and not the Fund or the Acquiring Fund, will pay the expenses directly related to the proposed reorganization.

HOW DOES THE BOARD OF TRUSTEES OF THE TRUST RECOMMEND I VOTE?

The Trust's Board of Trustees has determined that reorganizing the Fund into the Acquiring Fund, which is managed by Dreyfus and has a substantially similar investment objective and similar investment management policies as the Fund, offers potential benefits to shareholders of the Fund. These potential benefits include permitting Fund shareholders to pursue substantially similar investment goals in a larger fund with a lower total expense ratio and a better performance record. By combining the Fund with the Acquiring Fund, shareholders of the Fund also should benefit from more efficient portfolio management.

The Trust's Board of Trustees believes that the reorganization is in the best interests of the Fund and its shareholders. Therefore, the Trustees recommend that you vote FOR the reorganization.

HOW CAN I VOTE MY SHARES?

You can vote in any one of the following ways:

•	By mail, with the enclosed proxy card and postage-paid envelope;
•	By telephone, with a toll-free call to the number listed on your proxy card;
•	Through the Internet, at the website address listed on your proxy card; or
•	In person at the meeting.

We encourage you to vote through the Internet or by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND
TEXAS SERIES

_________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

_________________

To the Shareholders:

          A Special Meeting of Shareholders of the Texas Series (the "Fund") of Dreyfus Premier State Municipal Bond Fund (the "Trust"), will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, on Thursday, March 1, 2007, at 1:00 p.m., for the following purposes:

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Select Municipal Bond Fund (the "Acquiring Fund"), in exchange for Class A, Class B and Class C shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). Class A, Class B and Class C shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class A, Class B and Class C shareholders, respectively, in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Trust; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

           Shareholders of record at the close of business on December 15, 2006 will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Trustees Michael A. Rosenberg Secretary

New York, New York
December __, 2006

WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

Transfer of the Assets of

THE TEXAS SERIES OF
DREYFUS PREMIER STATE MUNICIPAL BOND FUND

To and in Exchange for Class A, B and C Shares of

DREYFUS PREMIER SELECT MUNICIPAL BOND FUND
(A Series of Dreyfus Municipal Funds, Inc.)

_________________

PROSPECTUS/PROXY STATEMENT
December __, 2006

_________________

Special Meeting of Shareholders
To Be Held on Thursday, March 1, 2007

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of Dreyfus Premier State Municipal Bond Fund (the "Trust"), on behalf of the Texas Series (the "Fund"), to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Thursday, March 1, 2007, at 1:00 p.m., at the offices of The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, 7th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on December 15, 2006 are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund transfer all of its assets to Dreyfus Premier Select Municipal Bond Fund (the "Acquiring Fund"), in exchange for Class A, Class B and Class C shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Reorganization"). Upon consummation of the Reorganization, the Acquiring Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of the Acquiring Fund's shares (or fractions thereof) for Fund shares held prior to the Reorganization. It is contemplated that each shareholder will receive for his or her Fund shares a number of Class A, Class B or Class C shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Class A, Class B or Class C Fund shares, respectively, as of the date of the Reorganization.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

          A Statement of Additional Information ("SAI") dated December __, 2006, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-554-4611, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Fund and the Acquiring Fund are open-end management investment companies advised by Dreyfus. The funds have a substantially similar investment objective and similar investment management policies. The Fund and the Acquiring Fund each normally invest substantially all of their respective assets in municipal bonds that provide income exempt from federal income tax, but the Fund is required to normally invest at least 80% of its assets in bonds considered to be Texas municipal bonds. The Acquiring Fund is a series of Dreyfus Municipal Funds, Inc. (the "Company"). A comparison of the Fund and the Acquiring Fund is set forth in this Prospectus/Proxy Statement.

          The Acquiring Fund's Prospectus dated January 1, 2007 and Annual Report for its fiscal year ended August 31, 2006 (including its audited financial statements for the fiscal year) accompany this Prospectus/Proxy Statement. The Acquiring Fund's Prospectus and the financial statements contained in its Annual Report are incorporated into this Prospectus/Proxy Statement by reference. For a free copy of the Fund's most-recent Prospectus, its Annual Report for the fiscal year ended April 30, 2006 and Semi-Annual Report for the six-month period ended October 31, 2006, please call your financial adviser, call 1-800-554-4611, visit www.dreyfus.com, or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

          Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Class A, Class B and Class C shareholders will vote together on the proposal. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal.

          As of October 31, 2006, the following numbers of Fund shares were issued and outstanding:

Class A Shares Outstanding 2,148,927	Class B Shares Outstanding 99,463	Class C Shares Outstanding 89,874

          Proxy materials will be mailed to shareholders of record on or about December __, 2006.

TABLE OF CONTENTS

Summary
Reasons for the Reorganization
Information about the Reorganization
Additional Information about the Acquiring Fund and the Fund
Voting Information
Financial Statements and Experts
Other Matters
Notice To Banks, Broker/Dealers and Voting Trustees and Their Nominees
Exhibit A: Agreement and Plan of Reorganization
Exhibit B: Description of the Company's Board Members	A-1 B-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE
ACQUIRING FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization (the "Plan") attached to this Prospectus/Proxy Statement as Exhibit A.

          Proposed Transaction. The Trust's Board, including the Board members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund or the Acquiring Fund, has unanimously approved the Plan for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Reorganization the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class A, Class B and Class C shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the Acquiring Fund will assume the Fund's stated liabilities. The Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each Class A, Class B and Class C Fund shareholder will receive a pro rata distribution of the Acquiring Fund's Class A, Class B and Class C shares (or fractions thereof), respectively, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Reorganization. Thereafter, the Fund will cease operations and will be terminated as a series of the Trust.

           As a result of the Reorganization, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Reorganization. No sales charge, redemption fee or contingent deferred sales charge ("CDSC") will be imposed at the time of the Reorganization. Any subsequent investment in the Acquiring Fund after the Reorganization will be subject to any applicable sales charges, and any redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquiring Fund received in the Reorganization will be subject to the same CDSC as the redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Fund and would be calculated from the date of original purchase of Fund shares.

          The Trust's Board has unanimously concluded that the Reorganization is in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders will not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

          Tax Consequences. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Certain tax attributes of the Fund will carry over to the Acquiring Fund. See "Information about the Reorganization—Federal Income Tax Consequences."

          Comparison of the Fund and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

          Goal/Approach. The Acquiring Fund has a substantially similar investment objective and similar investment management policies as the Fund. The Acquiring Fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Fund seeks to maximize current income exempt from federal income tax, without undue risk. To pursue its goal, each fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax.

          As a fundamental policy, the Fund normally invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in municipal bonds of the State of Texas, its political subdivisions, authorities and corporations. To the extent acceptable Texas municipal bonds are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other municipal bonds. The Acquiring Fund may, but is not required by its investment management policies to, purchase Texas municipal bonds. The primary portfolio manager of the Fund and the Acquiring Fund and management believe that, because Texas does not impose a personal income tax, the characteristics of the funds' portfolios are not significantly different for purposes of seeking to achieve the respective fund's investment objective.

          The Acquiring Fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The Acquiring Fund may invest the remaining 35% of its assets in municipal bonds with a credit quality lower than A, including municipal bonds of below investment grade credit quality ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus.

          The Fund invests at least 70% of its assets in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus. For additional yield, the Acquiring Fund may invest up to 30% of its assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus.

          The dollar-weighted average maturity of each fund's portfolio normally exceeds ten years, but each fund may invest without regard to maturity.

           Although each fund seeks to provide income exempt from federal income tax, interest from some fund holdings may be subject to the federal alternative minimum tax. In addition, each fund temporarily may invest in taxable bonds.

          For each fund, the portfolio manager may buy and sell municipal bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest rate environment and the municipal bond's potential volatility in different rate environments. The portfolio manager for each fund focuses on municipal bonds with the potential to offer attractive current income, typically looking for municipal bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of each fund's assets may be allocated to "discount" bonds, which are municipal bonds that sell at a price below their face value, or to "premium" bonds, which are municipal bonds that sell at a price above their face value. The allocation to either discount municipal bonds or to premium municipal bonds will change along with the portfolio manager's changing views of the current interest rate and market environment. The portfolio manager also may look to select municipal bonds that are most likely to obtain attractive prices when sold.

          The Fund and the Acquiring Fund may, but are not required to, use derivatives, such as futures and options and, with respect to the Acquiring Fund, swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. Each of the Fund and the Acquiring Fund also may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates and may make forward commitments in which the relevant fund agrees to buy or sell a security in the future at a price agreed upon today.

          Each fund may lend its portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Loans of portfolio securities may not exceed 33-1/3% of the value of the fund's total assets.

          For more information on either the Fund's or the Acquiring Fund's management policies, see "Goal/Approach" in the relevant Prospectus and "Description of the Company and Funds" and "Description of the Fund and Series" in the Statement of Additional Information of the Acquiring Fund and the Fund, respectively.

          The Acquiring Fund is a series of the Company, which is a corporation organized under the laws of the State of Maryland. The Fund is a series of the Trust, which is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts. See "Certain Organizational Differences Between the Company and the Trust" below.

          Main Risks. The principal risks associated with an investment in the Fund and the Acquiring Fund are similar. These risks are discussed below. As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, which means you could lose money.

•	Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

•	Call risk. Some municipal bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the relevant fund might have to reinvest the proceeds in an investment offering a lower yield. During periods of market illiquidity or rising interest rates, prices of a fund's "callable" issues are subject to increased price fluctuation.

•	Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the Fund's or the Acquiring Fund's share price. Although the Acquiring Fund invests primarily in municipal bonds rated A or better and the Fund invests primarily in municipal bonds rated investment grade, each fund may invest to a limited extent in high yield bonds, which involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•	Liquidity risk. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

•	Market sector risk. Each fund's overall risk level will depend on the market sectors in which the fund is invested and the current interest rate, liquidity and credit quality of such sectors. Each fund may significantly overweight or underweight certain industries or market sectors, which may cause such fund's performance to be more or less sensitive to developments affecting those industries or sectors.

•	State-specific risk. The Fund is subject to the risk that Texas's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the Fund more sensitive to risks specific to the state and may magnify other risks.

•	Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. Although each fund will invest in municipal bonds that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax, if any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

•	Leveraging risk. The use of leverage, such as lending portfolio securities, engaging in forward commitment transactions and investing in inverse floating rate securities, may cause taxable income and may magnify the fund's gains or losses.

•	Derivatives risk. Each fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), inverse floaters and, with respect to the Acquiring Fund, swap agreements. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on a fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund or the Acquiring Fund will not correlate with the underlying instruments or such fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

•	Non-diversification risk. Each fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the Fund's and the Acquiring Fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

          The Fund and the Acquiring Fund may lend their respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

          Under adverse market conditions, the Fund and the Acquiring Fund each could invest some or all of its respective assets in U.S. Treasury securities and money market securities. Although the Fund or the Acquiring Fund would do this for temporary defensive purposes, this strategy could reduce the benefit from any upswing in the market. To the extent the Fund or the Acquiring Fund invests defensively in these securities, the fund might not achieve its investment objective. Each fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

          See "Main Risks" in the relevant Prospectus and "Description of the Company and Funds" and "Description of the Fund and Series" in the Statement of Additional Information of the Acquiring Fund and the Fund, respectively, for a more complete description of investment risks.

          Sales Charges. The schedules of sales charges imposed at the time of purchase of Class A shares of the Fund and the Acquiring Fund are identical. The maximum sales charge imposed on the purchase of Class A shares of the Fund and the Acquiring Fund is 4.50%. In addition, Fund and Acquiring Fund Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase are subject to the same 1.00% CDSC. The CDSCs imposed at the time of redemption on Class B and Class C shares for the Fund and the Acquiring Fund are identical. See in the relevant Prospectus "Shareholder Guide" for a discussion of sales charges and the CDSC. No sales charge or CDSC will be imposed at the time of the Reorganization. Shares of the Fund and the Acquiring Fund currently are not subject to any exchange or redemption fees.

          Fees and Expenses. The fees and expenses set forth below are based on net assets and accruals of the Fund and the Acquiring Fund, respectively, as of July 31, 2006. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of the Fund and the Acquiring Fund as of July 31, 2006, as adjusted showing the effect of the Reorganization had it occurred on such date. The management fee payable to Dreyfus by the Acquiring Fund (0.60%) is higher than that payable by the Fund (0.55%). However, each class of shares of the Acquiring Fund had a lower total expense ratio (after fee waivers and/or expense reimbursements) than the corresponding class of shares of the Fund based on expenses of the funds as of July 31, 2006. In addition, Dreyfus has contractually agreed, as to the Acquiring Fund, until such time as it gives shareholders at least 90 days' notice, to waive receipt of its fees and/or assume the expenses of the Acquiring Fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%. Dreyfus has agreed to continue this undertaking until at least August 31, 2008. With respect to the Fund, Dreyfus has voluntarily agreed to waive a portion of its management fee and/or reimburse the Fund so that the expenses of none of the Fund's classes (excluding Rule 12b-1 fees) exceed 0.85%. This voluntary undertaking may be terminated at any time. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

	Fund Class A	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Management fees	.55%	.60%	.60%
Rule 12b-1 fee	none	none	none
Shareholder services fee	.25%	.25%	.25%
Other expenses	.20%	.13%	.13%

Total	1.00%	.98%	.98%
Fee waiver and/or expense reimbursements	(.15%)	(.28%)	(.28%)
Net Operating expenses	.85%	.70%	.70%

	Fund Class B	Acquiring Fund Class B	Pro Forma After Reorganization Acquiring Fund Class B
Management fees	.55%	.60%	.60%
Rule 12b-1 fee	.50%	.50%	.50%
Shareholder services fee	.25%	.25%	.25%
Other expenses	.22%	.16%	.15%

Total	1.52%	1.51%	1.50%
Fee waiver and/or expense reimbursements	(.17%)	(.31%)	(.30%)
Net Operating expenses	1.35%	1.20%	1.20%

	Fund Class C	Acquiring Fund Class C	Pro Forma After Reorganization Acquiring Fund Class C
Management fees	.55%	.60%	.60%
Rule 12b-1 fee	.75%	.75%	.75%
Shareholder services fee	.25%	.25%	.25%
Other expenses	.23%	.13%	.15%

Total	1.78%	1.73%	1.75%
Fee waiver and/or expense reimbursements	(.18%)	(.28%)	(.30%)
Net Operating expenses	1.60%	1.45%	1.45%

           Shareholders of another fund advised by Dreyfus — Dreyfus Premier Select Intermediate Municipal Bond Fund (another series of the Company) (“Dreyfus Intermediate”) — also are being asked in proxy materials directed to them to approve a Plan of Reorganization providing for the transfer of all of such fund’s assets, subject to its liabilities, to the Acquiring Fund in exchange for shares of the Acquiring Fund. If approved by the Fund’s shareholders, the Reorganization will be consummated for the Fund whether or not the shareholders of Dreyfus Intermediate approve the reorganization of that fund. The fees and expenses set forth below assume that shareholders of the Fund and of Dreyfus Intermediate approve the Reorganization of their respective fund into the Acquiring Fund. The fees and expenses set forth below are based on net assets and accruals of the Fund, Dreyfus Intermediate and the Acquiring Fund, respectively, as of July 31, 2006. The “Pro Forma After Reorganization” operating expenses information is based on the net assets and fund accruals of the Fund, Dreyfus Intermediate and the Acquiring Fund as of July 31, 2006, as adjusted showing the effect of the Reorganizations had they occurred on such date.

	Fund Class A	Dreyfus Intermediate Class A	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Management fees	.55%	.60%	.60%	.60%
Rule 12b-1 fee	none	none	none	none
Shareholder services fee	.25%	.25%	.25%	.25%
Other expenses	.20%	.14%	.13%	.10%

Total	1.00%	.99%	.98%	.95%
Fee waiver and/or
expense reimbursements	(.15%)	(.29%)	(.28%)	(.25%)
Net operating expenses	.85%	.70%	.70%	.70%

	Fund Class B	Dreyfus Intermediate Class B	Acquiring Fund Class B	Pro Forma After Reorganization Acquiring Fund Class B
Management fees	.55%	.60%	.60%	.60%
Rule 12b-1 fee	.50%	.50%	.50%	.50%
Shareholder services fee	.25%	.25%	.25%	.25%
Other expenses	.22%	.19%	.16%	.13%

Total	1.52%	1.54%	1.51%	1.48%
Fee waiver and/or
expense reimbursements	(.17%)	(.34%)	(.31%)	(.28%)
Net operating expenses	1.35%	1.20%	1.20%	1.20%

	Fund Class C	Dreyfus Intermediate Class C	Acquiring Fund Class C	Pro Forma After Reorganization Acquiring Fund Class C
Management fees	.55%	.60%	.60%	.60%
Rule 12b-1 fee	.75%	.75%	.75%	.75%
Shareholder services fee	.25%	.25%	.25%	.25%
Other expenses	.23%	.15%	.13%	.11%

Total	1.78%	1.75%	1.73%	1.71%
Fee waiver and/or	(.18%)	(.30%)	(.28%)	(.26%)
expense reimbursements
Net operating expenses	1.60%	1.45%	1.45%	1.45%

Expense example

          The examples show what you could pay in expenses over time. Each example uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The first example shows the Reorganization of the Fund and the Acquiring Fund and the second example shows the Reorganization of the Fund, Dreyfus Intermediate and the Acquiring Fund. The one-year example and the first and second year of the three-, five- and ten-years examples for the Acquiring Fund, Dreyfus Intermediate and Pro Forma Acquiring Fund shares are based on net operating expenses, which reflect the respective expense/waiver reimbursement by Dreyfus. Because actual returns and expenses will be different, the examples are for comparison only.

                                                                                                       Pro Forma
                                                                                                  After Reorganization
                           Fund                             Acquiring Fund                           Acquiring Fund
            ------------------------------------------------------------------------------------------------------------------
              Class A     Class B    Class C         Class A     Class B   Class C         Class A     Class B     Class C
              Shares      Shares*     Shares*        Shares      Shares*    Shares*         Shares     Shares*     Shares*
              -------     -------    --------        -------     -------   --------        --------    -------     -------
1 Year        $533        $537/        $263/         $518        $522/       $248/           $518      $522/       $248/
                          $137         $163                      $122        $148                      $122        $148

3 Years       $740        $764/        $543/         $721        $747/       $518/           $721      $745/       $522/
                          $464         $543                      $447        $518                      $445        $522

5 Years       $964        $1,013/      $948/         $941        $994/       $912/           $941      $990/       $921/
                          $813         $948                      $794        $912                      $790        $921

10 Years      $1,607      $1,529**/    $2,080/       $1,573      $1,501**/   $2,018/         $1,573    $1,495**/   $2,038/
                          $1,529**     $2,080                    $1,501**    $2,018                    $1,495**    $2,038

________________________

* **	With redemption/without redemption. Assumes conversion of Class B to Class A at end of sixth year following the date of purchase.

                                                                                                            Pro Forma
                                                                                                      After Reorganization
                     Fund                 Dreyfus Interemediate            Acquiring Fund                Acquiring Fund
          ---------------------------------------------------------------------------------------------------------------------
          Class A  Class B   Class C   Class A  Class B   Class C   Class A  Class B   Class C    Class A Class B   Class C
           Shares   Shares*  Shares*   Shares   Shares*   Shares*   Shares   Shares*   Shares*    Shares   Shares*  Shares*
          -------- --------- -------- --------- -------- --------- --------- --------- ---------- -------- -------- -----------

1 Year    $533     $537/     $263/      $518    $522/      $248/     $518     $522/      $248/      $518    $522/     $248/
                   $137      $163               $122       $148               $122       $148               $122      $148

3 Years   $740     $764/     $543/      $723    $753/      $522/     $721     $747/      $518/      $715    $740/     $513/
                   $464      $543               $453       $522               $447       $518               $440      $513

5 Years   $964     $1,013/   $948/      $945    $1,007/    $921/     $941     $994/      $912/      $929    $981/     $904/
                   $813      $948               $807       $921               $794       $912               $781      $904

10 Years  $1,607   $1,529**/ $2,080/    $1,583  $1,521**/  $2,038/   $1,573   $1,501**/  $2,018/    $1,542  $1,469**/ $1,998/
                   $1,529**  $2,080             $1,521**   $2,038             $1,501**   $2,018             $1,469**/ $1,998/

________________________

*	With redemption/without redemption.
**	Assumes conversion of Class B to Class A at end of sixth year following the date of purchase.

          Past Performance. The bar charts and tables below illustrate the risks of investing in the Acquiring Fund and the Fund. The bar chart for the Fund shows the changes in the performance of the Fund's Class A shares from year to year and the bar chart for the Acquiring Fund shows the changes in the performance of the Acquiring Fund's Class Z shares from year to year. Sales loads are not reflected in the chart; if they were, the returns shown for Class A shares of the Fund (Class Z shares of the Acquiring Fund are not subject to a sales load) would have been lower. The table for the Fund compares the average annual total returns of each of the Fund's shares classes to those of the Lehman Brothers Municipal Bond Index, an unmanaged benchmark of total return performance for non-Texas-specific municipal bonds. The table for the Acquiring Fund compares the average annual total returns of each of the Acquiring Fund's share classes also to those of the Lehman Brothers Municipal Bond Index. Class A, B and C shares of the Acquiring Fund and the Fund are subject to sales charges, which are reflected in the tables. There will be no exchange of Class Z shares of the Acquiring Fund in the Reorganization. Class Z shares generally are not available for new accounts. All returns assume reinvestment of dividends and distributions. Of course, past performance (both before and after taxes) is no guarantee of future results. With respect to each fund, performance for each share class will vary from the performance of the respective fund's other share classes due to differences in charges and expenses.

          After-tax performance is shown only for Class Z shares of the Acquiring Fund and Class A shares of the Fund. After-tax performance of the respective fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Acquiring Fund — Class Z Shares
Year-by-year total returns as of 12/31 each year (%)

+4.60	+10.93	+6.79	-5.71	+13.96	+3.43	+9.45	+4.95	+4.61	+3.78

'96	'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q4 '00 Q1 '96	+5.38% -2.46%

The year-to-date total return of the Acquiring Fund's Class Z shares as of 9/30/06 was +3.80%.

Acquiring Fund Shares
Average annual total returns as of 12/31/05

Share class/ Inception date	1 Year	5 Years	10 Years	Since Inception
Class Z (5/4/94)
returns before taxes	3.78%	5.22%	5.56%	___
Class Z
returns after taxes
on distributions	3.78%	5.21%	5.43%	___
Class Z
returns after taxes
on distributions and
sale of fund shares	3.96%	5.14%	5.40%	___
Class A (3/31/03)
returns before taxes	-1.13%	___	___	2.54%
Class B (3/31/03)
returns before taxes	-0.98%	___	___	2.79%
Class C (3/31/03)
returns before taxes	1.75%	___	___	3.54%
Lehman Brothers
Municipal Bond Index
reflects no deduction for
fees, expenses or taxes	3.51%	5.59%	5.71%	4.39%*

________________
* Based on life of Classes A, B and C.

Fund --- Class A Shares
Year-by-year total returns as of 12/31 each year (%)

+4.69	+9.88	+5.98	-5.30	+13.30	+4.34	+10.07	+4.78	+3.81	+3.17

'96	'97	'98	'99	'00	'01	'02	'03	'04	'05

Best Quarter: Worst Quarter:	Q4 '00 Q2 '99	+6.33% -2.10%

The year-to-date total return of the Fund's Class A shares as of 9/30/06 was +3.74%.

Fund Shares
Average annual total returns as of 12/31/05

Share class/ Inception date	1 Year	5 Years	10 Years
Class A (5/8/87)
returns before taxes	-1.47%%	4.24%	4.88%
Class A
returns after taxes
on distributions	-1.58%	4.14%	4.65%
Class A
returns after taxes
on distributions and
sale of fund shares	0.58%	4.24%	4.73%
Class B (1/15/93)
returns before taxes	-1.31%	4.34%	5.04%
Class C (8/15/95)
returns before taxes	1.37%	4.41%	4.55%
Lehman Brothers
Municipal Bond Index**
reflects no deduction for
fees, expenses or taxes	3.51%	5.59%	5.71%

__________________

*	Assumes conversion of Class B shares to Class A shares at end of the sixth year following the date of purchase.

**	Unlike the Fund, the Index is not composed of bonds of a single state.

          Investment Adviser. The investment adviser for the Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $193 billion in approximately 200 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation ("Mellon Financial"), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world's leading providers of financial services for institutions, corporations, and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $5.3 trillion in assets under management, administration or custody, including $918 billion under management.

          On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. ("BNY") announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY's and Mellon Financial's shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and BNY expect the transaction to be completed in the third quarter of 2007.

          Primary Portfolio Manager. Douglas J. Gaylor has been the Fund's and the Acquiring Fund's primary portfolio manager since he joined Dreyfus in January 1996.

          Board Members. Other than Joseph S. DiMartino, who is Chairman of the Board of the Trust and the Company, each fund has different Board members. None of the Board members of the Trust or the Company is an "interested person" (as defined in the 1940 Act) of the Fund or the Acquiring Fund ("Independent Board Members"). For a description of the Company's Board members, see Exhibit B.

          Independent Registered Public Accounting Firm. Ernst & Young LLP is the independent registered public accounting firm for both the Fund and the Acquiring Fund.

          Capitalization. The Fund has classified its shares into three classes — Class A, Class B and Class C — and the Acquiring Fund has classified its shares into four classes – Class A, Class B, Class C and Class Z. There will be no exchange of Class Z shares of the Acquiring Fund. The following table sets forth as of October 31, 2006 (1) the capitalization of each class of the Fund's shares, (2) the capitalization of the Acquiring Fund's Class A, Class B and Class C shares and (3) the pro forma capitalization of the Acquiring Fund's Class A, Class B and Class C shares, as adjusted showing the effect of the Reorganization had it occurred on such date.

	Fund Class A	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Total net assets	$45,299,130	$9,525,094	$54,824,224
Net asset value per	$21.08	$13.89	$13.89
share
Shares outstanding	2,148,927	685,608	3,946,884

	Fund Class B	Acquiring Fund Class B	Pro Forma After Reorganization Acquiring Fund Class B
Total net assets	$2,096,404	$446,958	$2,543,362
Net asset value per	$21.08	$13.89	$13.89
share
Shares outstanding	99,463	32,169	183,098

	Fund Class C	Acquiring Fund Class C	Pro Forma After Reorganization Acquiring Fund Class C
Total net assets	$1,893,534	$550,709	$2,444,243
Net asset value per	$21.07	$13.89	$13.89
share
Shares outstanding	89,874	39,642	175,966

          The Acquiring Fund had approximately $203,079,333 million in total net assets (attributable to Class A, Class B, Class C and Class Z shares) as of October 31, 2006. Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices. Shareholders of Dreyfus Intermediate also are being asked in proxy materials directed to them to approve a Plan of Reorganization providing for the transfer of all of such fund's assets, subject to its liabilities, to the Acquiring Fund in exchange for shares of the Acquiring Fund. As of October 31, 2006, Dreyfus Intermediate had total net assets of approximately $136,584,572. The reorganization of that fund, if approved by its shareholders, is scheduled to close on March 20, 2007. If approved by the Fund's shareholders, the Reorganization will be consummated for the Fund whether or not the shareholders of Dreyfus Intermediate approve the reorganization of that fund.

          Purchase Procedures. The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are substantially similar. The Acquiring Fund has higher minimum investment amount requirements for subsequent investments and exchanges than does the Fund; however, these minimum investment requirements for Acquiring Fund shares will be waived for Fund shareholders who receive Acquiring Fund shares in the Reorganization, but who do not meet such requirements. See "Shareholder Guide – Buying shares," "Services for Fund Investors" and "Instructions for Regular Accounts" in the relevant Prospectus and "How to Buy Shares" and "Shareholder Services" in the relevant Statement of Additional Information for a discussion of purchase procedures.

          Distribution Plan. Class B and Class C shares of the Fund and the Acquiring Fund are subject to plans adopted pursuant to Rule 12b-1 under the 1940 Act (each, a "Rule 12b-1 Plan"). Under the respective Rule 12b-1 Plan, the Fund and the Acquiring Fund each pay Dreyfus Service Corporation, their distributor, a fee at an annual rate of 0.50% of the value of the average daily net assets of Class B shares and 0.75% of the value of the average daily net assets of Class C shares (there is no Rule 12b-1 Plan fee for Class A shares) to finance the sale and distribution of such shares. Because the Rule 12b-1 Plan fee is paid out of the assets attributable to the relevant class of shares on an ongoing basis, over time it will increase the cost of your investment in such class of shares and may cost you more than paying other types of sales charges. See "Distribution Plan and Shareholder Services Plan — Distribution Plan" in the relevant Statement of Additional Information for a discussion of the Rule 12b-1 Plan.

          Shareholder Services Plan. Class A, Class B and Class C shares of the Fund and the Acquiring Fund are subject to a Shareholder Services Plan pursuant to which the Fund and the Acquiring Fund each pay Dreyfus Service Corporation, their distributor, a fee at an annual rate of 0.25% of the value of the average daily net assets of Class A, Class B and Class C shares for providing shareholder services. See "Distribution Plan and Shareholder Services Plan—Shareholder Services Plan" in the relevant Statement of Additional Information for a discussion of the Shareholder Services Plan.

          Redemption Procedures. The redemption procedures of the Fund and the Acquiring Fund are substantially similar. The Acquiring Fund has higher minimum redemption amount requirements for Checkwriting and selling Acquiring Fund shares by Dreyfus TeleTransfer or wire than does the Fund; however, these minimum redemption requirements for Acquiring Fund shares will be waived for Fund shareholders who receive Aquiring Fund shares in the Reorganization, but who do not meet such requirements. See "Shareholder Guide – Selling shares" and "Instructions for Regular Accounts" in the relevant Prospectus and "How to Redeem Shares" in the relevant Statement of Additional Information for a discussion of redemption procedures.

          Distributions. The dividends and distributions policies of the Fund and the Acquiring Fund are identical. Although they may do so more frequently, each fund anticipates paying its shareholders dividends once a month and any capital gain distribution annually. The actual amount of dividends paid per share by the Fund and the Acquiring Fund is different. See "Distributions and Taxes" in the relevant Prospectus for a discussion of such policies.

          Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are substantially similar. The privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See "Services for Fund Investors" in the relevant Prospectus and "Shareholder Services" in the relevant Statement of Additional Information for a further discussion of the shareholder services offered.

          Certain Organizational Differences Between the Company and the Trust. The Acquiring Fund is a series of the Company, which is a Maryland corporation, and the rights of its shareholders are governed by the Company's Articles of Incorporation (the "Charter"), the Company's By-Laws and the Maryland General Corporation Law (the "Maryland Code"). The Fund is a series of the Trust, which is a Massachusetts business trust, and the rights of its shareholders are governed by the Trust's Agreement and Declaration of Trust (the "Trust Agreement"), the Trust's By-Laws and applicable Massachusetts law. Certain relevant differences between the two forms of organization are summarized below.

          Shareholder Meetings and Voting Rights. Generally, neither the Acquiring Fund nor the Fund is required to hold annual meetings of its shareholders. The relevant Board is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares entitled to vote. Shareholders may remove a Board member by the affirmative vote of two-thirds, in the case of the Fund, or a majority, in the case of the Acquiring Fund, of the respective fund's outstanding voting shares. Moreover, the Board will call a meeting of shareholders for the purpose of electing Board members if any time less than a majority of the Board members then holding office have been elected by the shareholders.

          Shares of the Fund and the Acquiring Fund are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Generally, on matters submitted to a vote of shareholders, all shares then entitled to vote will be voted in the aggregate as a single class. The Trust Agreement provides that 30% of the shares entitled to vote shall constitute a quorum for the transaction of business at a shareholders meeting. The Company's Charter provides that 33-1/3% of the shares entitled to vote shall constitute a quorum for the transaction of business at a stockholders meeting. Matters requiring a larger vote by law or under the organizational documents for the Trust or the Company are not affected by such quorum requirements.

          Shareholder Liability. Under the Maryland Code, Acquiring Fund stockholders have no personal liability as such for the Acquiring Fund's acts or obligations.

          Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the Fund, or the Trust's Trustees. The Trust Agreement provides for indemnification out of the Fund's property of all losses and expenses of any shareholder held personally liable for the obligations of the Fund solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or some other reason. Thus, the Fund considers the risk of a shareholder incurring financial loss on account of shareholder liability to be remote because it is limited to circumstances in which a disclaimer is inoperative or the Fund itself would be unable to meet its obligations. The Trust Agreement also provides that the Trust, upon request, will assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.

          Liability and Indemnification of Board Members. Under the Maryland Code, the Company's Charter and By-Laws, and subject to the 1940 Act, a Director or officer of the Company is not liable to the Acquiring Fund or its stockholders for monetary damages except to the extent he or she receives an improper personal benefit or his or her action or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. In addition, a Director is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless his or her act or omission was material to the cause of action and was committed in bad faith or was the result of active and deliberate dishonesty or the individual received an improper personal benefit (or, in a criminal case, had reasonable cause to believe that his or her act or omission was unlawful). Indemnification may be made against amounts recovered by settlement of suits brought by or in the right of the Acquiring Fund except where the individual is adjudged liable to the Acquiring Fund. The termination of a civil proceeding by judgment, order or settlement does not create a presumption that the requisite standard of conduct was not met. A Director or officer is entitled to advances of expenses in the course of litigation if (i) such Director or officer undertakes to repay such sums if indemnification ultimately is denied and provides acceptable security, (ii) the Company is insured against losses arising from the advances, or (iii) the disinterested non-party Directors or independent legal counsel determine there is a reason to believe the Director or officer ultimately will be found to be entitled to indemnification. Officers, employees and agents also are indemnified to the same extent as Directors and to such further extent as is consistent with law.

          If these provisions of the Maryland Code are amended, the Directors and officers will be entitled to limited liability and to indemnification to the fullest extent of Maryland law as amended. No amendment or repeal of the provisions of the Company's Charter relating to limited liability and indemnification will apply to any event, omission or proceeding that precedes the amendment or repeal.

          Under Massachusetts law, the Trust's Trust Agreement and By-Laws, and subject to the 1940 Act, a Trustee is entitled to indemnification against all liability and expenses reasonably incurred by such Trustee in connection with the defense or disposition of any threatened or actual proceeding by reason of his or her being or having been a Trustee, unless such Trustee is adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his or her duties. A Trustee is entitled to advances of expenses in the course of litigation if (i) such Trustee undertakes to repay such sums if indemnification ultimately is denied and (ii) any of the following has occurred: (x) the Trustee provides acceptable security, (y) the Fund is insured against losses arising from the advances, or (z) the disinterested non-party Trustees or independent legal counsel determine there is a reason to believe the Trustee ultimately will be found to be entitled to indemnification. Officers, employees and agents of the Trust may be indemnified to the same extent as Trustees.

          Under the 1940 Act, a director or trustee may not be protected against liability to a fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.

**********

          The foregoing is only a summary of certain differences between the Acquiring Fund, the Company's Charter, the Company's By-Laws and the Maryland Code, and the Fund, the Trust's Trust Agreement, the Trust's By-Laws and Massachusetts law. It is not a complete description of the differences, but only of material differences. Shareholders desiring copies of the Company's Charter and By-Laws or the Trust's Trust Agreement and By-Laws should write to the relevant fund at 200 Park Avenue, New York, New York 10166, Attention: Legal Department.

REASONS FOR THE REORGANIZATION

          After management of Dreyfus reviewed the funds in the Dreyfus Family of Funds to determine whether it would be appropriate to consolidate certain funds having similar investment objectives and management policies, management recommended that the Fund be consolidated with the Acquiring Fund. The Board members of the Trust and the Company have concluded that the Reorganization is in the best interests of the Fund and its shareholders and the Acquiring Fund and its shareholders, respectively. The Trust's Board believes that the Reorganization will permit Fund shareholders to pursue substantially similar investment goals in a larger fund with a lower total expense ratio (after fee waivers and/or expense reimbursements) and a better performance record, without diluting such shareholders' interests. As of October 31, 2006, the Fund had net assets of approximately $49.3 million and the Acquiring Fund had net assets of approximately $203.1 million. By combining the Fund with the Acquiring Fund, which has larger aggregate net assets, Fund shareholders should benefit from more efficient portfolio management and Dreyfus would be able to eliminate the duplication of resources and costs associated with marketing and servicing the funds as separate entities.

          The Company's Board considered that the Reorganization presents an opportunity for the Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the Acquiring Fund.

          In determining whether to recommend approval of the Reorganization, each Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objectives, management policies and restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (3) the expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the relative performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Reorganization; and (6) that the costs to be incurred by the Fund and the Acquiring Fund in connection with the Reorganization would be borne by Dreyfus, and not the Fund or the Acquiring Fund.

          For the reasons described above, the Boards of the Trust and the Company, including the Independent Board Members, approved the Reorganization.

INFORMATION ABOUT THE REORGANIZATION

          Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund in exchange for Acquiring Fund Class A, Class B and Class C shares and the assumption by the Acquiring Fund of the Fund's stated liabilities on March 13, 2007 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund Class A, Class B and Class C shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the corresponding class of the Fund and the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Shareholder Guide—Buying shares" in the Acquiring Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

          On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

          As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its Class A, Class B and Class C shareholders of record as of the close of business on the Closing Date, Acquiring Fund Class A, Class B and Class C shares, respectively, received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will cease operations and will be terminated as a series of the Trust. After the Closing Date, any outstanding certificates representing Fund shares will represent shares of the Acquiring Fund distributed to the Fund's shareholders of record.

          The Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Acquiring Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund.

          The total expenses of the Reorganization are expected to be approximately $28,188, which will be borne by Dreyfus. In addition to use of the mails, proxies may be solicited personally or by telephone, and Dreyfus may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, an outside firm may be retained to solicit proxies on behalf of the Trust's Board. The cost of any such outside solicitation firm, which would be borne by Dreyfus, is estimated to be approximately $7,500.

          If the Reorganization is not approved by Fund shareholders, the Trust's Board will consider other appropriate courses of action with respect to the Fund, including liquidating the Fund and distributing its assets to Fund shareholders. Such liquidation of the Fund may result in shareholders recognizing taxable gain.

          Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Reorganization in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of any investment restriction of the Fund to the extent necessary to permit the consummation of the Reorganization. The temporary suspension of any of the Fund's investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the proposal is deemed to be a vote in favor of the temporary suspension.

          Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund Class A, Class B and Class C shares, the Acquiring Fund's assumption of the Fund's stated liabilities and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Fund, the Acquiring Fund and the Independent Board Members, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A, Class B and Class C shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class A, Class B and Class C shares pro rata to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class A, Class B and Class C shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A, Class B and Class C shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class A, Class B and Class C shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund Class A, Class B and Class C shares for Acquiring Fund Class A, Class B and Class C shares, respectively, pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class A, Class B and Class C shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class A, Class B and Class C shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Required Vote and Board's Recommendation

          The Trust's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. The affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Reorganization.

THE TRUST'S BOARD, INCLUDING THE INDEPENDENT BOARD MEMBERS,
UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR"
APPROVAL OF THE PLAN AND THE REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

          Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's Prospectus forming a part of the Company's Registration Statement on Form N-1A (File No. 33-42162). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of the Trust's Registration Statement on Form N-1A (File No. 33-10238).

          The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund and the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 100 F Street, N.E., Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov or www.dreyfus.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. An outside firm may be retained to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

          Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited (as opposed to where the shareholder calls the toll-free number directly to vote), the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the Fund or by attending the Meeting and voting in person.

          If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

          In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of 30% of the outstanding Fund shares entitled to vote at the Meeting.

          The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

          As of November 20, 2006, the following shareholders were known by the Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the Fund:

                                                                                Percentage of
         Name and Address                                                     Outstanding Shares
         ----------------                                                     ------------------
                                                                          Before               After
                                                                      Reorganization       Reorganization
                                                                      --------------       --------------
         Class A
         -------
         National Financial Services
         82 Devonshire Street
         Boston, MA  02109-3605                                           19.35%                15.84%

         Citigroup Global Markets Inc.
         333 West 34th Street
         New York, NY  10001-2402                                         11.39%                 9.32%

         Pershing LLC
         Pershing Div - Transfer Dept.
         P.O. Box 2052
         Jersey City, NJ  07303-2052                                       7.34%                 7.91%

         First Clearing, LLC
         10750 Wheat First Drive
         Glen Allen, VA  23060-9245                                        5.98%                 4.90%

         Class B
         -------

         Pershing LLC
         P.O. Box 2052
         Jersey City, NJ  07303-2052                                      31.11%                27.58%

         Merrill Lynch, Pierce, Fenner & Smith
         Book Entry
         4800 Deer Lake Drive East
         Jacksonville, FL  32246-6484                                     18.15%                17.87%

         Bear Stearns
         Mutual Fund Dept.
         1 Metro-Tech Center North
         Brooklyn, NY  11201-3870                                          9.74%                 9.47%

         Sheryl E. Klink TOD
         5301 Mariners Dr.
         Plano, TX  75093-4117                                             7.30%                 6.00%

         National Financial Services
         82 Devonshire Street
         Boston, MA  02109-3605                                            6.59%                 9.26%

         Class C
         -------

         Merrill Lynch, Pierce, Fenner & Smith
         For The Sole Benefit Of Its Customers
         Attn Fund Administration
         4800 Deer Lake Drive East
         Jacksonville, FL  32246-6484                                     51.27%                48.48%

         Citigroup Global Markets Inc.
         333 West 34th Street
         New York, NY  10001-2402                                         10.62%                 8.23%

         UBS Financial Services Inc. FBO
         Lois V. Cochrum
         William T. Cochrum
         JTWROS
         2535 Old Robinson Rd
         Waco, TX  76706-3742                                              5.69%                 4.41%

         Raymond James & Associates Inc.
         FBO Garland B D
         880 Carillon Pkwy
         St. Petersburgh, FL  33716-1100                                   5.05%                 3.91%

          As of November 20, 2006, the following shareholders were known by the Acquiring Fund to own of record or beneficially 5% or more of the indicated class of outstanding voting shares of the Acquiring Fund:

                                                                                Percentage of
         Name and Address                                                     Outstanding Shares
         ----------------                                                     ------------------
                                                                          Before               After
                                                                      Reorganization       Reorganization
                                                                      --------------       --------------
         Class A
         -------

         Regent Realty Co.
         408 W. 57th Street
         New York, NY  10019-3053                                         13.46%                 2.44%

         Pershing LLC
         P.O. Box 2052
         Jersey City, NJ  07303-2052                                      10.49%                 7.91%

         Mart Bert
         1527 California Avenue SW
         West Seattle, WA  98116-1689                                      9.98%                 1.81%

         Pettit Realty Co.
         408 W. 57th Street
         New York, NY  10019-3053                                          9.67%                 1.75%

         Hendrik Hudson House
         408 W. 57th Street
         New York, NY  10019-3053                                          8.80%                 1.60%

         James A. Harp Jr. &
         Cleo J. Harp Ten Com
         P.O. Box 1330
         Cortez, CO  81321-1330                                            8.05%                 1.46%

         Class B
         -------

         National Financial Services
         82 Devonshire Street
         Boston, MA  02109-3605                                           21.59%                 9.26%

         Merrill Lynch, Pierce, Fenner & Smith
         For The Sole Benefit Of Its Customers
         Attn Fund Administration
         4800 Deer Lake Drive East
         Jacksonville, FL  32246-6484                                     16.58%                17.87%

         Pershing LLC
         P.O. Box 2052
         Jersey City, NJ  07303-2052                                      11.30%                27.58%

         First Clearing, LLC
         Adellet T. Wolf
         21B George Washington Dr
         Monroe Twp, NJ  08831-4814                                       11.19%                 2.00%

         Robert H. Filkins Jr &
         Irene A. Filkins JT Ten
         3579 Bozeman Lake Rd NW
         Kennesaw, GA  30144-2010                                          8.53%                 1.52%

         Bear Stearns Securities Corp.
         1 Metro-Tech Center North
         Brooklyn, NY  11201-3870                                          8.21%                 9.47%

         Elizabeth Stonesifer
         14722 Myers Terrace
         Rockville, MD  20853-2240                                         7.74%                 1.38%

         Davenport & Company LLC
         Ruth Y. Berlin Revocable Trust
         217 Brooke Dr
         Hampton, VA  23669-4627                                           6.46%                 1.15%

         Class C
         -------

         RBC Dain Rauscher Inc. FBO
         Thomas W. Savko
         Nancy A. Savko
         JT Ten Ten/WROS
         84 Nancy Ln
         Trenton, NJ  08638-1544                                          42.56%                 9.59%

         Merrill Lynch, Pierce, Fenner & Smith
         For The Sole Benefit Of Its Customers
         Attn Fund Adminstration
         4800 Deer Lake Drive East
         Jacksonville, FL  32246-6484                                     38.86%                48.48%

         Pershing LLC
         P.O. Box 2052
         Jersey City, NJ  07303-2052                                      15.46%                 3.48%

          A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund.

          As of November 20, 2006, Board members and officers of the Trust and the Company, as a group, owned less than 1% of the Fund's and the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Fund for the fiscal year ended April 30, 2006 and the audited financial statements of the Acquiring Fund for the fiscal year ended August 31, 2006 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the independent registered public accounting firm for the Fund and the Acquiring Fund, given on their authority as experts in accounting and auditing.

OTHER MATTERS

          The Trust's Board members are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

          Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 55263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

          IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT AND PLAN OF REORGANIZATION dated as of November 15, 2006 (the "Agreement"), between DREYFUS PREMIER STATE MUNICIPAL BOND FUND (the "Trust"), a Massachusetts business trust, on behalf of the TEXAS SERIES (the "Fund"), and DREYFUS MUNICIPAL FUNDS, INC. (the "Company"), a Maryland corporation, on behalf of DREYFUS PREMIER SELECT MUNICIPAL BOND FUND (the "Acquiring Fund").

          This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of the regulations under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund to the Acquiring Fund in exchange solely for the Acquiring Fund's Class A, Class B and Class C shares ("Acquiring Fund Shares") of common stock, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

          WHEREAS, the Fund is a series of the Trust, a registered, open-end management investment company, and the Acquiring Fund is a series of the Company, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

          WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their shares of common stock and beneficial interest, respectively;

          WHEREAS, the Trust's Board has determined that the Reorganization is in the best interests of the Fund and the Fund's shareholders and that the interests of the Fund's existing shareholders will not be diluted as a result of the Reorganization; and

          WHEREAS, the Company's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

          NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

          1.    THE REORGANIZATION.

           1.1 Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities), and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

           1.2 The Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by The Dreyfus Corporation ("Dreyfus"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

           1.3 Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to The Bank of New York, One Wall Street, New York, New York 10286, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

           1.4 The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

           1.5 As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate and distribute pro rata to the Fund's Class A, Class B and Class C shareholders of record, determined as of the close of business on the Closing Date ("Fund Shareholders"), the corresponding class of Acquiring Fund Shares received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund; Fund share certificates, if any, will be exchanged for Acquiring Fund share certificates upon presentation to the Acquiring Fund's transfer agent.

           1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information; the Acquiring Fund, however, will not issue share certificates in the Reorganization.

           1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

           1.8 Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

          2.    VALUATION.

           2.1 The value of the Fund's assets to be acquired, and the amount of the Fund's liabilities to be assumed, by the Acquiring Fund hereunder shall be computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Company's Articles of Incorporation, as amended (the "Acquiring Fund's Charter"), and the then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

           2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's Charter and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

           2.3 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the applicable class of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share of the corresponding class, determined in accordance with paragraph 2.2.

           2.4 All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

          3.    CLOSING AND CLOSING DATE.

           3.1 The Closing Date shall be March 13, 2007, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

           3.2 The Custodian shall deliver at the Closing a certificate of an authorized officer stating that the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.

           3.3 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

           3.4 The transfer agent for the Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund's transfer agent shall issue and deliver to the Trust's Secretary a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Trust that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

          4.    REPRESENTATIONS AND WARRANTIES.

           4.1 The Trust, on behalf of the Fund, represents and warrants to the Company, on behalf of the Acquiring Fund, as follows:

          (a) The Fund is a duly established series of the Trust, a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

            (b) The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and the Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

            (c) The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

            (d) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Trust's Agreement and Declaration of Trust, as amended (the "Fund's Declaration of Trust"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Fund or by which the Fund is bound.

            (e) The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

            (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

            (g) The Statements of Assets and Liabilities of the Fund for each of its five fiscal years ended April 30, 2006 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

            (h) Since April 30, 2006, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraphs 1.2 and 4.1(g) hereof.

            (i) At the Closing Date, all federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

            (j) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

            (k) All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of its transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

            (l) On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

            (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

            (n) The proxy statement of the Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

             4.2 The Company, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Fund, as follows:

            (a) The Acquiring Fund is a duly established series of the Company, a corporation duly organized and validly existing under the laws of the State of Maryland, and has power to carry out its obligations under this Agreement.

            (b) The Company is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

            (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

            (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Fund's Charter or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

            (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

            (f) The Statements of Assets and Liabilities of the Acquiring Fund for each of its five fiscal years ended August 31, 2006 have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

            (g) Since August 31, 2006, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in paragraph 4.2(f) hereof.

            (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

            (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

            (j) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

            (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Company's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

            (l) The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

            (m) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

            (n) The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

            5.    COVENANTS OF THE COMPANY AND THE TRUST, ON BEHALF OF THE ACQUIRING FUND AND THE FUND, RESPECTIVELY.

             5.1 The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

             5.2 The Trust will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

             5.3 Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

             5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Trust's President or its Vice President and Treasurer.

             5.5 The Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Company, on behalf of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

             5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

             5.7 The Fund covenants that it is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

             5.8 As soon as is reasonably practicable after the Closing, the Fund will make a liquidating distribution to the Fund's shareholders consisting of the Acquiring Fund Shares received at the Closing.

            6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

             6.1 All representations and warranties of the Trust, on behalf of the Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

             6.2 The Fund shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Trust's Treasurer.

             6.3 The Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust's President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Trust, on behalf of the Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

            7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

          The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

             7.1 All representations and warranties of the Company, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

             7.2 The Acquiring Fund shall have delivered to the Fund on the Closing Date a certificate executed in its name by the Company's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

            8.    FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

             8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Fund's Declaration of Trust and the 1940 Act.

             8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

             8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

             8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

             8.5 The Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods (after reduction for any capital loss carryforward).

             8.6 The Fund and Acquiring Fund shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions stated herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

            (a) The transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund, followed by the distribution by the Fund of those Acquiring Fund Shares to Fund Shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund pursuant to the Reorganization; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such Shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Shares received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such Shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each asset of the Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

          No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

            9.    TERMINATION OF AGREEMENT; EXPENSES.

             9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of the Trust or of the Company, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

             9.2 If this Agreement is terminated and the transactions contemplated hereby are abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members or officers of the Trust or the Company, or shareholders of the Fund or of the Acquiring Fund, as the case may be, in respect of this Agreement.

             9.3 Dreyfus shall bear the aggregate expenses of the transactions contemplated hereby to the extent those expenses are directly related to the Reorganization.

            10.    WAIVER.

          At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Trust or of the Company if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

            11.   MISCELLANEOUS.

             11.1 None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

             11.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

             11.3 This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund, shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts and the State of Maryland, respectively, without giving effect to principles of conflict of laws; provided that, in the case of any conflict between those laws and federal securities laws, the latter shall govern.

          11.4 This Agreement may be amended only by a signed writing between the parties.

             11.5 This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

             11.6 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

             11.7 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members or officers of the Trust or the Company, or shareholders, nominees, agents, or employees of the Fund or the Acquiring Fund personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be, as provided in the Fund's Declaration of Trust or the Acquiring Fund's Charter; a copy of the Fund's Declaration of Trust is on file at the office of the Secretary of the Commonwealth of Massachusetts and at the Fund's principal offices. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Fund or the Acquiring Fund, as the case may be.

          IN WITNESS WHEREOF, the Trust, on behalf of the Fund, and the Company, on behalf of the Acquiring Fund, have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND on behalf of the TEXAS SERIES By: _____________________ Stephen E. Canter, President

ATTEST:	______________________ Jeff Prusnofsky, Assistant Secretary

DREYFUS MUNICIPAL FUNDS, INC. on behalf of DREYFUS PREMIER SELECT MUNICIPAL BOND FUND By: _____________________ Stephen E. Canter, President

ATTEST:	______________________ Jeff Prusnofsky, Assistant Secretary

Exhibit B

DESCRIPTION OF THE COMPANY'S BOARD MEMBERS

          Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.(1)

Name (Age)                               Principal Occupation                   Other Board Memberships and
Position with Company (Since)            During Past 5 Years                    Affiliations
-----------------------------            ---------------------                  ---------------------------
Joseph S. DiMartino (63)                 Corporate Director and Trustee         The Muscular Dystrophy Association,
Chairman of the Board                                                             Director
(1995)                                                                          Levcor International, Inc., an
                                                                                  apparel fabric processor, Director
                                                                                Century Business Services, Inc., a
                                                                                  provider of outsourcing functions
                                                                                  for small and medium size
                                                                                  companies, Director
                                                                                The Newark Group, a provider of a
                                                                                  national market of paper recovery
                                                                                  facilities, paperboard mills and
                                                                                  paperboard converting plants,
                                                                                  Director
                                                                                Sunair Services Corporation,
                                                                                  engaging in the design,
                                                                                  manufacture and sale of high
                                                                                  frequency systems for long-range
                                                                                  voice and data communications, as
                                                                                  well as providing certain
                                                                                  outdoor-related services to homes
                                                                                  and businesses, Director

David W. Burke (70)                      Corporate Director and Trustee         John F. Kennedy Library
Board Member                                                                      Foundation, Director
(1994)                                                                          U.S.S. Constitution Museum, Director

William Hodding Carter III (71)          Professor of Leadership and Public     The Century Foundation, Director
Board Member                               Policy, University of North             Emeritus
   (2006)                                  Carolina, Chapel Hill (January 1,    The Enterprise Corporation of the
                                           2006-Present)                        Delta, Director
                                         President and Chief Executive
                                           Officer of the John S. and James
                                           L. Knight Foundation (1998-2006)

Gordon J. Davis (65)                     Partner in the law firm of LeBoeuf,    Consolidated Edison, Inc., a utility
Board Member                                Lamb, Greene & MacRae, LLP            company, Director
(1995)                                   President, Lincoln Center for The      Phoenix Companies, Inc., a life
                                            Performing Arts, Inc. (2001)          insurance company, Director
                                                                                Board Member/Trustee for several
                                                                                  not-for-profit groups

Joni Evans (64)                          Principal, Joni Evans LTD.             None
Board Member                             Senior Vice President of the William
(1985)                                      Morris Agency (2005)

Arnold S. Hiatt (79)                     Chairman of The Stride Rite            Isabella Stewart Gardner Museum,
Board Member                                Charitable Foundation                 Trustee
(1985)                                                                          John Merck Fund, a charitable trust,
                                                                                  Trustee
                                                                                Business for Social Responsibility,
                                                                                  Director
                                                                                The A.M. Fund, Trustee

Ehud Houminer (66)                       Executive-in-Residence at the          Avnet Inc., an electronics
Board Member                               Columbia Business School, Columbia     distributor, Director
   (2006)                                  University                           International Advisory Board to the
                                                                                  MBA Program School of Management,
                                                                                  Ben Gurion University, Chairman
                                                                                Explore Charter School, Brooklyn,
                                                                                  NY, Trustee

Richard C. Leone (66)                    President of the Century Foundation    The American Prospect, Director
Board Member                                 (formerly, The Twentieth Century   Center for American Progress,
   (2006)                                    Fund, Inc.), a tax exempt            Director
                                             research foundation engaged in
                                             the study of economic, foreign
                                             policy and domestic issues

Hans C. Mautner (69)                     President-International Division and   Capital and Regional PLC, a British
Board Member                                 an Advisory Director of Simon        co-investing real estate asset
   (2006)                                    Property Group, a real estate        manager, Director
                                             investment company (1998-present)  Member-Board of Managers of:
                                         Director and Vice Chairman of Simon    Mezzacappa Long/Short Fund LLC
                                             Property Group (1998-2003)         Mezzacappa Parnters LLC
                                         Chairman and Chief Executive Officer
                                             of Simon Global Limited
                                             (1999-present)

Robin A. Melvin (43)                     Director, Boisi Family foundation, a   None
Board Member                               private family foundation that
   (2006)                                  supports youth-serving
                                           organizations that promote the
                                           self sufficiency of youth from
                                           disadvantaged circumstances

Burton N. Wallack (56)                   President and co-owner of Wallack      None
Board Member                                Management Company, a real estate
(1991)                                      management company

John E. Zuccotti (69)                    Chairman of Brookfield Financial       Emigrant Savings Bank, Director
Board Member                               Properties, Inc.                     Wellpoint, Inc., Director
   (2006)                                Senior Counsel of Weil, Gotshal &      Visiting Nurse Service of New York,
                                           Manges, LLP                             Director
                                         Chairman of the Real Estate Board of   Columbia University, Trustee
                                           New York                             Doris Duke Charitable Foundation,
                                                                                   Trustee
[1]	None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND
TEXAS SERIES

          The undersigned shareholder of the Texas Series (the "Fund") of Dreyfus Premier State Municipal Bond Fund (the "Trust") hereby appoints Joseph M. Chioffi and Jeff Prusnofsky, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on December 15, 2006, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, at 1:00 p.m., on Thursday, March 1, 2007, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

THIS PROXY IS SOLICITED BY THE TRUST'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL SHOWN ON THE REVERSE SIDE UNLESS OTHERWISE INDICATED.

THREE EASY WAYS TO VOTE YOUR PROXY

          3.   TELEPHONE: Call 1-888-221-0697 and follow the simple instructions.

          4.   INTERNET: Go to www.proxyweb.com, and follow the on-line directions.

          5.   MAIL: Vote, sign and date, and return in the enclosed postage-paid envelope.

          If you are NOT voting by Telephone or Internet, Please Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Dated: ________________________
Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope

______________________________
Signature(s) (Sign in the Box)

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Please fill in box as shown using black or blue ink or number 2 pencil. Please do not use fine point pens.

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to Dreyfus Premier Select Municipal Bond Fund (the "Acquiring Fund"), in exchange for Class A, Class B and Class C shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets and the assumption by the Acquiring Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund as a series of the Trust.

FOR |_|	AGAINST |_|	ABSTAIN |_|

2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

STATEMENT OF ADDITIONAL INFORMATION

December __, 2006

Acquisition of the Assets of

DREYFUS PREMIER STATE MUNICIPAL BOND FUND
TEXAS SERIES

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144
1-800-554-4611

By and in Exchange for Class A, Class B and Class C Shares of

DREYFUS PREMIER SELECT MUNICIPAL BOND FUND
(A Series of Dreyfus Municipal Funds, Inc.)

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated December __, 2006 relating specifically to the proposed transfer of all of the assets and liabilities of the Texas Series (the "Fund") of Dreyfus Premier State Municipal Bond Fund (the "Trust") in exchange for Class A, Class B and Class C shares of Dreyfus Premier Select Municipal Bond Fund (the "Acquiring Fund"), a series of Dreyfus Municipal Funds, Inc. (the "Company"). The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Acquiring Fund's Statement of Additional Information dated January 1, 2007.

2.	The Acquiring Fund's Annual Report for the fiscal year ended August 31, 2006.

3.	The Fund's Annual Report for the fiscal year ended April 30, 2006.

4.	Pro forma financials as of August 31, 2006.

          The Acquiring Fund's Statement of Additional Information, and the financial statements included in the Acquiring Fund's Annual Report and the Fund's Annual Report, are incorporated herein by reference. The Prospectus/Proxy Statement dated December __, 2006 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

          The Acquiring Fund's Statement of Additional Information dated January 1, 2007 is incorporated herein by reference to the Company's Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, to be filed on or about December 22, 2006 (File No. 33-42162). The financial statements of the Acquiring Fund are incorporated herein by reference to its Annual Report dated August 31, 2006, filed October 27, 2006.

          The Fund's Statement of Additional Information dated September 1, 2006 is incorporated herein by reference to the Trust's Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A, filed August 28, 2006 (File No. 33-10238). The financial statements of the Fund are incorporated herein by reference to its Annual Report dated April 30, 2006.

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganizations of Dreyfus Premier Select Intermediate Bond Fund, a series of Dreyfus Municipal Funds, Inc. (“Dreyfus Municipal”) and the Texas Series, a series of Dreyfus Premier State Municipal Bond Fund (each a “Fund” and collectively, the “Funds”), with Dreyfus Premier Select Municipal Bond Fund (the “Acquiring Fund”), a series of Dreyfus Municipal. These pro forma financial statements show the effect of the reorganization of the Funds by the Acquiring Fund as if such reorganization had taken place as of August 31, 2006. The pro forma financial statements assume that the shareholders of each of the Funds approve the reorganization of their Fund into the Acquiring Fund.

[PRO FORMA HERE]

DREYFUS MUNICIPAL FUNDS, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item (b) of Part C of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-42162) (the "Registration Statement"), filed on December 28, 2000.

Item 16	Exhibits.

(1)(a)	Articles of Incorporation dated August 8, 1991 and Articles of Amendment are incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 10 to the Registration Statement, filed on April 1, 1996.

(1)(b)	Certificate of Correction to Articles of Amendment dated June 18, 2003 and Certificate of Correction to Articles Supplementary are incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 22 to the Registration Statement, filed on December 29, 2003.

(1)(c)	Articles Supplementary are incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 26 to the Registration Statement, filed on December 21, 2005.

(2)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 17 to the Registration Statement, filed on December 28, 2000.

(3)	Not Applicable.

(4)	Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 26 to the Registration Statement, filed on December 21, 2005.

(7)(a)	Distribution Agreement is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 26 to the Registration Statement, filed on December 21, 2005.

(7)(b)	Forms of Service Agreements are incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 21 to the Registration Statement, filed on March 28, 2003.

(8)	Not Applicable.

(9)(a)	Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 10 to the Registration Statement, filed on April 1, 1996. Forms of Sub-Custodian Agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 3 to the Registration Statement, filed on December 15, 1993.

(9)(b)	Amendment to Custody Agreement is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 18 to the Registration Statement, filed on December 28, 2001.

(9)(c)	Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 18 to the Registration Statement, filed on December 28, 2001.

(10)(a)	Reimbursement Shareholder Services Plan dated August 24, 1994, as amended October 11, 1995 is incorporated by reference to Exhibit (9) of Post Effective Amendment No. 9 to the Registration Statement, filed on December 29, 1995.

(10)(b)	Compensation Shareholder Services Plan is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 20 to the Registration Statement, filed on January 29, 2003.

(10)(c)	Rule 12b-1 Distribution Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 23 to the Registration Statement, filed on December 27, 2004.

(10)(d)	Rule 12b-1 Service Plan is incorporated by reference to Exhibit (m)(ii) of Post-Effective Amendment No. 25 to the Registration Statement, filed on September 26, 2005.

(10)(e)	Rule 18f-3 Plan, as amended, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 23 to the Registration Statement, filed on December 27, 2004.

(11)(a)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 19 to the Registration Statement, filed on April 1, 1996.

(11)(b)	Consent of Registrant's counsel.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.*

(15)	Not Applicable.

(16)	Power of Attorney.***

(17)(a)	Forms of Proxy.*

(17)(b)	The Prospectus and Statement of Additional Information of Dreyfus Municipal Funds, Inc. dated January 1, 2006 are incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement, filed on December 21, 2005 (File No. 33-42162).

________________________

* ** ***	Incorporated by reference to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on November 27, 2006.
To be filed by Post-Effective Amendment.
Filed as part of the signature page to the Registration Statement on Form N-14 filed with the Securities and Exchange Commission on November 27, 2006.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

          As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 27th day of December, 2006.

DREYFUS MUNICIPAL FUNDS, INC. By: /s/ Stephen E. Canter Stephen E. Canter, President

          Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Amendment to the Registration Statement below.

Signatures	Title	Date

/s/ Stephen E. Canter Stephen E. Canter	President (Principal Executive Officer)	12/27/06

/s/ James Windels James Windels	Treasurer (Principal Accounting and Financial Officer)	12/27/06

/s/ Joseph S. DiMartino Joseph S. DiMartino	Chairman of the Board	12/27/06

/s/ David W. Burke David W. Burke	Board Member	12/27/06

/s/ William Hodding Carter III William Hodding Carter III	Board Member	12/27/06

/s/ Gordon J. Davis Gordon J. Davis	Board Member	12/27/06

/s/ Joni Evans Joni Evans	Board Member	12/27/06

/s/ Arnold S. Hiatt Arnold S. Hiatt	Board Member	12/27/06

/s/ Ehud Houminer Ehud Houminer	Board Member	12/27/06

/s/ Richard C. Leone Richard C. Leone	Board Member	12/27/06

/s/ Hans C. Mautner Hans C. Mautner	Board Member	12/27/06

/s/ Robin A. Melvin Robin A. Melvin	Board Member	12/27/06

/s/ Burton N. Wallack Burton N. Wallack	Board Member	12/27/06

/s/ John E. Zucotti John E. Zuccotti	Board Member	12/27/06